Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,042,424
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,286
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,004,880
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,239,285
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,119,276
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,115,453
TOTAL MUNICIPAL BONDS (COST $8,906,217)				$7,791,604

CORPORATE BONDS - 34.4%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
VF Corp.	2.400%	04/23/25	$536,000	$505,105

ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	700,193

AUTOMOTIVE - 0.3%
BorgWarner, Inc. (a)	2.650%	07/01/27	601,000	536,584
Honda Motor Co. Ltd. (a)	2.967%	03/10/32	760,000	639,752
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	179,411
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,024,736
				2,380,483
BANKING - 3.9%
Bank of America Corp., Series N	0.981%	09/25/25	1,500,000	1,420,710
Bank of America Corp., Series N	2.456%	10/22/25	1,000,000	960,343
Bank of America Corp., Series N	1.530%	12/06/25	2,000,000	1,888,473
Bank of America Corp., Series N	4.271%	07/23/29	1,000,000	921,644
Bank of America Corp., Series N	2.572%	10/20/32	1,500,000	1,152,589
Bank of Montreal	3.300%	02/05/24	1,000,000	990,546
Bank of Montreal (a)	5.203%	02/01/28	1,750,000	1,708,146

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 3.9% (Continued)
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	$2,000,000	$1,844,178
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,664,968
Citigroup, Inc.	2.014%	01/25/26	1,000,000	944,302
Citigroup, Inc.	2.572%	06/03/30	2,000,000	1,594,815
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,210,965
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	488,820
JPMorgan Chase & Co. (a)	3.200%	06/15/26	2,557,000	2,404,046
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	1,672,534
KeyBank National Association	4.150%	08/08/25	1,000,000	941,710
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,381,608
PNC Financial Services Group, Inc. (The) (a)	4.758%	01/26/27	1,500,000	1,458,131
PNC Financial Services Group, Inc. (The) (a)	5.582%	06/12/29	1,000,000	970,114
Regions Financial Corp.	2.250%	05/18/25	1,000,000	932,849
State Street Corp.	7.350%	06/15/26	1,000,000	1,042,859
State Street Corp.	4.164%	08/04/33	1,000,000	873,017
Sumitomo Mitsui Financial Group, Inc.	0.508%	01/12/24	2,000,000	1,970,299
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	886,041
UBS AG London	5.650%	09/11/28	550,000	541,982
				31,865,689
BEVERAGES - 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	452,571
Coca-Cola Femsa S.A.B. de C.V. (a)	1.850%	09/01/32	1,000,000	743,970
				1,196,541
BIOTECH & PHARMA - 0.5%
AbbVie, Inc.	2.950%	11/21/26	500,000	464,006
Amgen, Inc. (a)	3.000%	02/22/29	2,500,000	2,221,555
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	717,967
Zeneca Wilmington, Inc.	7.000%	11/15/23	375,000	375,258
				3,778,786
CABLE & SATELLITE - 0.4%
Comcast Corp.	3.300%	04/01/27	500,000	465,493
Comcast Corp. (a)	4.650%	02/15/33	1,000,000	936,216
Comcast Corp.	2.937%	11/01/56	672,000	381,915
Time Warner Cable, Inc. (a)	4.500%	09/15/42	500,000	346,409
WarnerMedia Holdings, Inc.	4.054%	03/15/29	1,500,000	1,336,442
				3,466,475

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CHEMICALS - 0.7%
Avery Dennison Corp.	2.650%	04/30/30	$1,250,000	$1,019,442
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,464,334
Ecolab, Inc.	4.800%	03/24/30	140,000	136,147
Ecolab, Inc.	2.750%	08/18/55	1,470,000	829,703
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	281,950
Nutrien Ltd.	5.875%	12/01/36	840,000	796,778
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,204,036
				5,732,390
CONSTRUCTION MATERIALS - 0.3%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,213,274
Owens Corning	4.200%	12/01/24	1,000,000	978,442
Owens Corning	3.950%	08/15/29	300,000	272,542
				2,464,258
CONSUMER SERVICES - 4.5%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	898,772
California Endowment (The)	2.498%	04/01/51	4,500,000	2,609,348
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	453,278
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,509,293
Ford Foundation (The), Series 2020 (a)	2.415%	06/01/50	235,000	136,663
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,105,268
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,747,097
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,255,117
Massachusetts Institute of Technology	3.959%	07/01/38	1,700,000	1,467,793
Massachusetts Institute of Technology	2.989%	07/01/50	1,000,000	664,870
Massachusetts Institute of Technology, Series H	3.067%	04/01/52	4,200,000	2,808,289
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,766,703
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	954,941
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	536,023
Rockefeller Foundation (The)	2.492%	10/01/50	4,190,000	2,417,239
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,571,002
Trustees of Princeton University (The) (a)	2.516%	07/01/50	6,650,000	4,046,869

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSUMER SERVICES - 4.5% (Continued)
University of Notre Dame, Series 2017	3.394%	02/15/48	$3,424,000	$2,523,590
Yale University (a)	2.402%	04/15/50	6,765,000	3,940,275
				36,412,430
CONTAINERS & PACKAGING - 0.3%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,446,828
Sonoco Products Co.	5.750%	11/01/40	1,000,000	920,092
				2,366,920
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	810,476

ELECTRIC UTILITIES - 5.6%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,246,708
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,735,290
Avista Corp.	4.000%	04/01/52	1,000,000	710,778
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,674,378	1,371,103
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	934,816
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	877,892
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,327,029
DTE Electric Co.	3.650%	03/01/52	750,000	524,474
DTE Energy Co., Series C (a)	4.875%	06/01/28	1,500,000	1,449,659
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,499,340
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,586,777
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,091,205
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,200,996
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,209,299
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,129,096
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,210,812
Georgia Power Co.	3.250%	04/01/26	1,000,000	942,593
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,128,003
Liberty Utilities Financial Services (b)	2.050%	09/15/30	1,355,000	1,044,665
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,322,985
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	118,675	119,381
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,300,127
National Rural Utilities	1.350%	03/15/31	2,000,000	1,464,733
NextEra Energy Capital Holdings, Inc.	6.051%	03/01/25	500,000	500,757
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,168,062

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 5.6% (Continued)
Northern States Power Co.	2.900%	03/01/50	$1,500,000	$918,098
NSTAR Electric Co.	3.950%	04/01/30	600,000	547,822
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,168,520
NY State Electric & Gas (b)	5.650%	08/15/28	1,650,000	1,635,795
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,045,004
Public Service Co.	3.700%	06/15/28	2,250,000	2,072,987
Public Service Electric and Gas Co. (a)	4.650%	03/15/33	2,500,000	2,349,930
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	757,840
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	372,963
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	704,974
Solar Star Funding, LLC (b)	3.950%	06/30/35	247,645	211,228
Solar Star Funding, LLC (b)	5.375%	06/30/35	388,786	367,876
Southern California Edison	4.050%	03/15/42	1,165,000	871,888
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	125,997	124,436
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	225,923	203,078
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	537,504	496,740
Union Electric Co.	2.625%	03/15/51	2,000,000	1,134,990
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,196,760
				45,277,509
ELECTRICAL EQUIPMENT - 0.3%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,400,470
Legrand S.A.	8.500%	02/15/25	1,000,000	1,037,775
Roper Technologies, Inc.	2.000%	06/30/30	440,000	347,936
				2,786,181
FOOD - 1.2%
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,457,334
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,272,349
General Mills, Inc. (a)	4.000%	04/17/25	1,500,000	1,458,815
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,810,584
Ingredion, Inc.	2.900%	06/01/30	1,000,000	841,324
Kellanova	2.650%	12/01/23	1,000,000	994,811
Mars, Inc. (b)	4.650%	04/20/31	1,000,000	951,329
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,265,623
				10,052,169

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Suzano S.A.	5.500%	01/17/27	$800,000	$783,760

GAS & WATER UTILITIES - 0.3%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,268,685
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	889,690
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	248,473
				2,406,848
HEALTH CARE FACILITIES & SERVICES - 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,403,506

HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	887,455

HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	833,133

INSTITUTIONAL FINANCIAL SERVICES - 1.2%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,505,513
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,453,491
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	925,029
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,323,612
Morgan Stanley	3.125%	07/27/26	2,000,000	1,857,590
Morgan Stanley (a)	5.449%	07/20/29	1,000,000	974,469
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,022,014
National Securities Clearing Corp. (b)	1.500%	04/23/25	1,000,000	938,394
				10,000,112
INSURANCE - 4.3%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,014,301
Allstate Corp. (The) (a)	5.250%	03/30/33	1,000,000	942,713
F&G Global Funding (b)	2.300%	04/11/27	535,000	466,438
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	849,771
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,112,655
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	997,381
GA Global Funding Trust (b)	2.250%	01/06/27	2,000,000	1,752,535
Horace Mann Educators Corp. (a)	4.500%	12/01/25	1,235,000	1,174,002
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	964,186

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 4.3% (Continued)
Jackson National Life Global Funding (b)	1.750%	01/12/25	$385,000	$361,487
Jackson National Life Global Funding (b)	5.500%	01/09/26	1,250,000	1,221,489
Kemper Corp. (a)	4.350%	02/15/25	1,250,000	1,209,595
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	958,404
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	2,500,000	1,609,681
Met Life Global Funding I (b)	5.150%	03/28/33	1,250,000	1,183,688
Mutual of Omaha Global (b)	5.800%	07/27/26	385,000	381,216
New York Life Global Funding (b)	4.900%	06/13/28	3,000,000	2,916,708
Northwestern Mutual, Series 2023-3 (b)	4.900%	06/12/28	1,740,000	1,694,465
Pacific Life Global Funding II, Series 2020-1 (b)	1.200%	06/24/25	415,000	384,266
Pacific Life Global Funding II, Series 2021-1 (a)(b)	1.450%	01/20/28	1,000,000	828,795
Pricoa Global Funding I (b)	5.100%	05/30/28	2,000,000	1,964,721
Primerica, Inc.	2.800%	11/19/31	1,000,000	791,804
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,125,260
Protective Life Global Funding (b)	5.366%	01/06/26	500,000	495,425
Protective Life Global Funding (b)	5.209%	04/14/26	1,000,000	979,627
Prudential Financial, Inc.	1.500%	03/10/26	644,000	584,010
Prudential Funding Asia plc	3.125%	04/14/30	750,000	641,076
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,203,470
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	1,200,000	1,099,274
Security Benefit Global, Series MTN (b)	1.250%	05/17/24	1,500,000	1,447,630
Teachers Insurance & Annuity Association (b)(c)	4.375%	09/15/54	2,678,000	2,609,046
Trustage Financial Group, Inc. (b)	4.625%	04/15/32	400,000	330,089
				35,295,208
LEISURE FACILITIES & SERVICES - 0.3%
Marriott International, Inc.	3.600%	04/15/24	727,000	718,027
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	936,559
Starbucks Corp.	2.450%	06/15/26	1,000,000	925,726
				2,580,312
MACHINERY - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	659,903
John Deere Capital Corp.	1.750%	03/09/27	250,000	222,394
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,156,851

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MACHINERY - 0.4% (Continued)
Xylem, Inc.	1.950%	01/30/28	$1,775,000	$1,528,965
				3,568,113
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,030,105

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	839,020

PIPELINES - 0.1%
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,200,000	876,462

REITS - 3.5%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	523,169
Agree Ltd. Partnership	4.800%	10/01/32	715,000	634,728
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	759,353
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,099,008
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,131,824
Camden Property Trust	2.800%	05/15/30	1,500,000	1,270,502
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,200,409
ERP Operating, L.P. (a)	4.150%	12/01/28	1,250,000	1,172,545
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,154,436
Federal Realty Investment Trust (a)	1.250%	02/15/26	515,000	462,635
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,457,402
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,195,104
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,406,311
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,161,547
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,615,128
Ontario Teachers Cadillac Fairview Properties Trust (b)	2.500%	10/15/31	1,255,000	947,310
Prologis, L.P. (a)	2.875%	10/06/29	1,500,000	1,286,524
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,388,381
Realty Income Corp.	4.700%	12/15/28	1,000,000	953,534
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	976,117
Rexford Industrial Realty, L.P. (a)	5.000%	06/15/28	500,000	477,963
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,304,895

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.5% (Continued)
Sun Communities Operating, L.P.	2.700%	07/15/31	$500,000	$384,813
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	708,686
UDR, Inc.	1.900%	03/15/33	1,500,000	1,052,797
Vornado Realty, L.P. (a)	3.500%	01/15/25	567,000	538,180
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,130,623
				28,393,924
RETAIL - CONSUMER STAPLES - 0.2%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	844,121
Walmart, Inc.	1.800%	09/22/31	500,000	393,509
				1,237,630
RETAIL - DISCRETIONARY - 0.5%
ERAC USA Finance, LLC (b)	2.700%	11/01/23	1,250,000	1,246,632
Home Depot, Inc.	3.625%	04/15/52	1,000,000	715,725
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	828,642
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	295,278
Lowe's Cos., Inc. (a)	5.625%	04/15/53	1,000,000	908,916
				3,995,193
SEMICONDUCTORS - 0.3%
Intel Corp. (a)	4.150%	08/05/32	1,000,000	909,986
Intel Corp.	3.734%	12/08/47	1,361,000	969,354
NVIDIA Corp. (a)	2.850%	04/01/30	500,000	436,220
				2,315,560
SOFTWARE - 0.4%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,740,024
Microsoft Corp. (a)	2.921%	03/17/52	1,000,000	655,909
				3,395,933
SPECIALTY FINANCE - 0.7%
American Express Credit Corp.	3.000%	10/30/24	1,000,000	969,507
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	837,268
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,455,076
GATX Corp.	4.350%	02/15/24	300,000	297,779
Low Income Investment Fund	3.386%	07/01/26	115,000	105,967
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	2,410,400
				6,075,997

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
STEEL - 0.1%
Nucor Corp.	2.000%	06/01/25	$460,000	$431,902

TECHNOLOGY HARDWARE - 0.6%
Apple, Inc.	3.000%	06/20/27	1,000,000	931,546
Apple, Inc.	2.650%	05/11/50	1,000,000	612,437
Apple, Inc.	2.650%	02/08/51	2,000,000	1,213,075
HP, Inc.	4.750%	01/15/28	1,100,000	1,055,100
HP, Inc. (a)	4.000%	04/15/29	915,000	836,095
				4,648,253
TECHNOLOGY SERVICES - 0.2%
Experian Finance plc (b)	2.750%	03/08/30	635,000	524,740
Moody's Corp.	3.250%	05/20/50	500,000	320,451
Moody's Corp.	3.750%	02/25/52	1,000,000	707,544
				1,552,735
TELECOMMUNICATIONS - 0.6%
AT&T, Inc.	5.250%	03/01/37	500,000	454,053
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,579,888
Verizon Communications, Inc. (a)	3.875%	02/08/29	1,000,000	915,747
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	758,595
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	998,614
				4,706,897
TRANSPORTATION & LOGISTICS - 1.2%
British Airways, Series 2013-1 (b)	4.625%	12/20/25	191,450	189,095
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,062,882
Canadian Pacific Railway Co. (a)	2.050%	03/05/30	1,750,000	1,413,443
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	467,141
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	866,312
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	930,491
Penske Truck Leasing Co. (b)	3.450%	07/01/24	1,250,000	1,226,041
Penske Truck Leasing Co. (b)	5.750%	05/24/26	500,000	492,642
TTX Co. (b)	4.600%	02/01/49	280,000	231,009
TTX Co. (a)(b)	5.650%	12/01/52	500,000	475,757
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,791,244
				10,146,057

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 34.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TRANSPORTATION EQUIPMENT - 0.2%
Ryder System, Inc. (a)	5.650%	03/01/28	$1,250,000	$1,237,237

WHOLESALE - CONSUMER STAPLES - 0.2%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	365,143
Sysco Corp.	2.400%	02/15/30	1,750,000	1,441,257
				1,806,400

TOTAL CORPORATE BONDS (COST $328,820,705)				$280,243,357

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (d)	3.000%	12/15/23	$950,000	$941,731
Calvert Impact Capital, Inc. (d)	1.000%	06/14/24	550,000	529,192
Calvert Impact Capital, Inc. (d)	3.000%	06/17/24	980,000	955,671
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	400,000	384,449
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	1,400,000	1,312,467
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	650,000	598,081
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	1,200,000	1,085,904
Capital Impact Partners Investment (d)	4.800%	12/15/23	250,000	249,440
Capital Impact Partners Investment (d)	5.750%	06/15/24	1,200,000	1,199,039
TOTAL CORPORATE NOTES (COST $7,580,000)				$7,255,974

FOREIGN GOVERNMENTS - 4.3%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 0.6%
BNG Bank N.V. (b)	1.500%	10/16/24	$1,500,000	$1,436,595
BNG Bank N.V. (b)	0.500%	11/24/25	2,000,000	1,811,780
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	955,294
Kommunivest I Sverige AB, Series MTN (b)	0.375%	06/19/24	500,000	481,292
				4,684,961
SUPRANATIONAL - 3.7%
Asian Development Bank	2.125%	03/19/25	1,000,000	954,108
Asian Development Bank	3.125%	09/26/28	1,000,000	927,226

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 4.3% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 3.7% (Continued)
Central American Bank for Economic Integration (b)	1.140%	02/09/26	$1,200,000	$1,076,335
European Bank for Reconstruction & Development	1.626%	09/27/24	1,250,000	1,201,656
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	189,678
European Investment Bank	2.500%	10/15/24	1,000,000	969,443
European Investment Bank (a)	2.125%	04/13/26	1,000,000	932,769
European Investment Bank	2.375%	05/24/27	4,000,000	3,681,312
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,806,737
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,676,514
International Bank for Reconstruction & Development	0.250%	11/24/23	500,000	496,091
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	929,335
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	959,511
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,685,028
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,772,863
International Development Association (b)	0.375%	09/23/25	2,000,000	1,821,164
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,796,580
International Finance Corp., Series GMTN	2.125%	04/07/26	3,000,000	2,797,146
				30,673,496
TOTAL FOREIGN GOVERNMENTS (COST $38,437,815)				$35,358,457

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (e)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (Cost $33,593)	2.853%	10/17/45	$32,965	$29,998

U.S. GOVERNMENT AGENCIES - 53.6%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 1.0%
DFC (c)	5.540%	09/15/26	$500,000	$500,000
DFC	1.590%	04/15/28	2,000,000	1,736,088
DFC	1.650%	04/15/28	3,500,000	3,105,361
DFC	3.130%	04/15/28	1,000,000	919,990
DFC	3.540%	06/15/30	397,072	371,518
DFC	3.520%	09/20/32	642,857	593,952
DFC	3.820%	06/01/33	753,329	709,656
				7,936,565
FEDERAL HOME LOAN BANK - 6.4%
FHLB	1.250%	12/21/26	4,000,000	3,571,827
FHLB	4.250%	12/10/27	11,000,000	10,807,873
FHLB	4.500%	03/10/28	3,000,000	2,983,854
FHLB	4.000%	06/30/28	3,200,000	3,106,569
FHLB	3.250%	11/16/28	13,000,000	12,157,049
FHLB	5.500%	07/15/36	18,620,000	19,880,484
				52,507,656
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.2%
FHLMC	4.000%	11/01/24	14,880	14,714
FHLMC	0.375%	09/23/25	3,500,000	3,191,162
FHLMC	4.000%	10/01/25	12,708	12,525
FHLMC	2.875%	04/25/26	3,000,000	2,834,404
FHLMC	6.000%	04/01/27	28,385	28,066
FHLMC	2.500%	10/01/27	171,249	163,052
FHLMC	2.738%	04/25/29	2,205,474	2,057,831
FHLMC	2.939%	04/25/29	4,000,000	3,578,286
FHLMC	2.412%	08/25/29	5,780,000	4,983,187
FHLMC	7.000%	02/01/30	11,516	11,419
FHLMC	1.297%	06/25/30	4,200,000	3,280,360

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.2% (Continued)
FHLMC	7.500%	07/01/30	$43,738	$44,752
FHLMC	1.406%	08/25/30	2,000,000	1,563,147
FHLMC	1.503%	09/25/30	4,000,000	3,150,340
FHLMC	1.487%	11/25/30	11,900,000	9,281,534
FHLMC	1.878%	01/25/31	1,500,000	1,203,144
FHLMC	2.000%	01/25/31	3,000,000	2,407,028
FHLMC	7.000%	03/01/31	19,302	19,742
FHLMC	1.777%	10/25/31	5,000,000	3,886,472
FHLMC	2.154%	10/25/31	4,000,000	3,195,822
FHLMC	2.091%	11/25/31	2,500,000	1,977,715
FHLMC	2.450%	04/25/32	7,100,000	5,737,077
FHLMC	2.650%	05/25/32	9,000,000	7,373,731
FHLMC	6.250%	07/15/32	7,050,000	7,800,125
FHLMC	3.123%	08/25/32	5,710,000	4,849,840
FHLMC	3.000%	11/01/32	301,884	271,682
FHLMC	3.000%	11/01/32	397,025	357,304
FHLMC	5.500%	11/01/33	21,703	21,621
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	1,939	1,919
FHLMC (H15T1Y + 223.10) (c)	5.356%	05/01/34	23,249	23,484
FHLMC	1.783%	06/25/34	2,084,061	1,531,341
FHLMC	5.000%	07/01/35	48,239	46,956
FHLMC	4.500%	10/01/35	62,502	58,989
FHLMC	2.438%	02/25/36	4,000,000	2,900,449
FHLMC	5.500%	03/01/36	17,987	17,977
FHLMC	1.500%	04/01/36	5,161,550	4,327,944
FHLMC	5.500%	06/01/36	25,522	25,498
FHLMC	6.000%	06/01/36	20,528	20,350
FHLMC	5.500%	12/01/36	21,021	21,027
FHLMC	2.000%	02/01/37	4,192,895	3,597,072
FHLMC	6.000%	08/01/37	10,457	10,647
FHLMC	5.000%	03/01/38	107,279	105,128
FHLMC	4.500%	06/01/39	116,218	109,939
FHLMC	5.000%	06/01/39	168,769	165,377
FHLMC	4.500%	07/01/39	108,556	102,691
FHLMC	4.500%	11/01/39	100,015	94,612

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.2% (Continued)
FHLMC	4.500%	09/01/40	$149,256	$141,015
FHLMC	4.500%	05/01/41	287,004	271,495
FHLMC	4.500%	07/01/41	340,318	321,934
FHLMC	5.000%	09/01/41	140,473	136,823
FHLMC	3.500%	10/01/41	164,139	145,895
FHLMC	4.000%	10/01/41	175,048	160,495
FHLMC	3.500%	02/01/42	292,343	259,853
FHLMC	4.000%	02/01/42	77,871	71,398
FHLMC	3.500%	06/01/42	329,431	292,802
FHLMC	3.500%	06/01/42	329,242	292,520
FHLMC	3.500%	08/01/42	388,605	345,137
FHLMC	3.000%	11/01/42	736,094	630,150
FHLMC	3.000%	01/01/43	417,849	357,707
FHLMC	3.000%	05/01/43	570,738	488,573
FHLMC	3.500%	10/01/44	327,644	288,853
FHLMC	3.500%	11/01/44	295,096	260,097
FHLMC	3.500%	04/01/45	367,099	322,511
FHLMC	3.000%	05/01/46	632,097	535,047
FHLMC	3.000%	12/01/46	1,570,988	1,329,989
FHLMC	3.500%	03/01/48	1,746,614	1,537,510
FHLMC	3.500%	03/01/49	479,938	420,692
FHLMC	3.500%	07/01/49	782,750	682,773
FHLMC	3.000%	09/01/49	899,507	751,567
FHLMC	3.000%	07/01/50	2,211,082	1,845,043
FHLMC	2.000%	08/01/50	3,120,979	2,390,495
FHLMC	2.050%	08/19/50	2,500,000	1,256,880
FHLMC	2.000%	01/01/51	7,697,346	5,888,571
FHLMC	2.500%	04/01/51	7,510,722	6,002,151
FHLMC	2.500%	09/01/51	3,005,387	2,391,773
FHLMC	2.500%	02/01/52	6,317,072	5,022,574
FHLMC	2.000%	04/01/52	4,661,399	3,548,484
FHLMC	3.000%	04/01/52	5,505,999	4,557,923
FHLMC	2.500%	05/01/52	6,543,100	5,196,807
FHLMC	3.500%	09/01/52	4,767,896	4,102,004

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.2% (Continued)
FHLMC	4.000%	10/01/52	$11,429,385	$10,180,799
				148,885,822

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.8%
FNMA	2.670%	12/01/23	2,183,745	2,163,219
FNMA (c)	2.625%	07/25/24	2,418,497	2,367,318
FNMA	2.890%	12/01/24	4,000,000	3,855,000
FNMA	3.080%	12/01/24	2,076,787	2,009,817
FNMA	2.710%	01/01/25	4,500,000	4,318,380
FNMA	5.000%	04/01/25	8,249	7,927
FNMA	5.000%	07/01/25	8,412	8,080
FNMA	3.500%	10/01/25	14,472	14,168
FNMA	5.000%	10/01/25	12,470	11,975
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	13,934,000	12,671,287
FNMA	4.000%	03/01/26	71,676	69,156
FNMA	2.910%	04/01/26	3,000,000	2,800,572
FNMA	2.125%	04/24/26	2,000,000	1,865,436
FNMA	8.500%	09/01/26	1,375	1,370
FNMA	2.500%	09/01/27	194,476	185,271
FNMA	0.750%	10/08/27	10,000,000	8,551,264
FNMA	2.500%	11/01/27	317,346	301,889
FNMA	2.500%	01/01/28	206,650	196,369
FNMA (c)	3.412%	06/25/28	1,813,352	1,683,938
FNMA	3.665%	09/25/28	3,492,090	3,264,722
FNMA	2.530%	05/01/29	3,949,068	3,430,728
FNMA	2.522%	08/27/29	5,362,084	4,667,830
FNMA	1.470%	11/01/29	2,599,000	2,086,000
FNMA	0.875%	08/05/30	25,750,000	19,882,029
FNMA	6.625%	11/15/30	12,750,000	14,113,540
FNMA (c)	1.517%	11/25/30	3,000,000	2,325,573
FNMA (c)	1.429%	12/25/30	5,000,000	3,871,683
FNMA	1.287%	01/25/31	3,000,000	2,286,852
FNMA	1.410%	02/01/31	3,000,000	2,302,359
FNMA	1.421%	03/25/31	1,000,000	764,398
FNMA	2.000%	01/01/32	1,032,189	916,254

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.8% (Continued)
FNMA	3.000%	12/01/32	$445,283	$400,162
FNMA	4.656%	04/25/33	2,000,000	1,888,651
FNMA	6.000%	10/01/33	17,245	17,513
FNMA	5.500%	02/01/34	18,979	18,882
FNMA (H15T1Y + 211.70) (c)	4.824%	05/01/34	21,079	21,079
FNMA	6.000%	11/01/34	47,181	47,912
FNMA	5.500%	01/01/35	27,149	27,099
FNMA	2.500%	02/01/35	1,062,581	947,056
FNMA	5.000%	10/01/35	41,879	41,021
FNMA	5.500%	10/01/35	50,725	50,554
FNMA	6.000%	10/01/35	25,714	26,091
FNMA	5.500%	06/01/36	10,462	10,387
FNMA	6.000%	06/01/36	12,396	12,603
FNMA	5.500%	11/01/36	15,925	15,907
FNMA (RFUCCT1Y) + 156.50)	4.065%	05/01/37	1,990	1,971
FNMA	5.625%	07/15/37	14,250,000	15,201,393
FNMA	4.500%	09/01/40	88,280	83,280
FNMA	4.500%	10/01/40	89,084	84,159
FNMA	4.000%	12/01/40	229,538	210,172
FNMA	4.000%	01/01/41	164,770	150,868
FNMA	3.500%	02/01/41	242,897	211,595
FNMA	4.000%	10/01/41	125,999	115,374
FNMA	4.000%	11/01/41	142,141	130,146
FNMA	4.000%	12/01/41	237,028	217,020
FNMA	4.000%	12/01/41	171,345	156,883
FNMA	4.000%	01/01/42	546,447	503,073
FNMA	3.500%	05/01/42	279,833	246,987
FNMA	3.000%	06/01/42	526,279	449,890
FNMA	3.000%	08/01/42	419,934	359,040
FNMA	3.000%	08/01/42	395,232	337,865
FNMA	3.500%	12/01/42	580,925	515,361
FNMA	3.000%	06/01/43	480,026	410,338
FNMA	4.000%	12/01/44	664,811	607,016
FNMA	3.500%	05/01/45	759,982	668,208
FNMA	3.000%	04/01/46	617,394	522,080

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.8% (Continued)
FNMA	3.500%	11/01/46	$1,039,950	$913,442
FNMA	4.000%	10/01/48	478,088	432,836
FNMA	4.000%	11/01/48	1,260,494	1,154,797
FNMA	3.500%	05/01/49	392,342	342,283
FNMA	4.000%	06/01/49	602,331	543,883
FNMA	3.500%	08/01/49	1,605,463	1,403,313
FNMA	3.000%	09/01/49	859,947	718,690
FNMA	3.000%	06/01/50	1,771,527	1,477,342
FNMA	2.500%	07/01/50	2,888,551	2,313,769
FNMA	2.500%	08/01/50	2,042,291	1,633,412
FNMA	3.000%	08/01/50	3,133,530	2,612,624
FNMA	2.000%	11/01/50	5,169,849	3,958,950
FNMA	2.000%	01/01/51	9,246,707	7,074,419
FNMA	2.000%	02/01/51	5,467,996	4,179,590
FNMA	2.500%	04/01/51	15,495,213	12,337,518
FNMA	2.000%	08/01/51	12,993,035	9,925,905
FNMA	2.000%	11/01/51	5,371,539	4,094,432
FNMA	2.500%	05/01/52	5,610,314	4,457,252
FNMA	3.500%	05/01/52	7,662,136	6,596,122
FNMA	3.500%	05/01/52	5,524,990	4,757,774
FNMA	3.000%	07/01/52	4,729,089	3,914,815
FNMA	4.500%	07/01/52	4,618,961	4,243,357
FNMA	4.500%	08/01/52	6,481,799	5,953,877
FNMA	5.000%	04/01/53	10,626,512	10,031,409
FNMA	5.000%	06/01/53	3,955,291	3,733,476
				226,507,332
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0% (e)
GNMA	7.000%	12/20/30	7,241	7,289
GNMA	7.000%	10/20/31	5,068	5,213
GNMA	7.000%	03/20/32	22,767	23,154
GNMA (H15T1Y + 150.00) (c)	3.625%	01/20/34	14,155	13,988
GNMA	5.500%	10/20/38	4,945	4,737
GNMA	6.500%	11/20/38	3,134	3,138
				57,519

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 53.6% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SMALL BUSINESS ADMINISTRATION - 0.0% (e)
SBA (Prime - 2.65) (c)	5.850%	02/25/32	$4,772	$4,750

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.2%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,379,170

TOTAL U.S. GOVERNMENT AGENCIES (COST $490,675,658)				$437,278,814

ASSET BACKED SECURITIES - 4.1%	Coupon	Maturity	Principal Amount	Fair Value
Ahold Finance U.S.A., LLC	8.620%	01/02/25	$60,083	$60,991
Aligned Data Centers Issuer, LLC (b)	6.000%	08/17/48	1,510,000	1,450,624
Beacon Container Finance II, LLC (b)	2.250%	10/22/46	840,667	716,817
Cards II Trust (b)	0.602%	04/15/27	2,250,000	2,186,000
CLI Funding, LLC (b)	2.720%	01/18/47	1,154,189	974,557
DB Master Finance, LLC (b)	2.493%	11/20/51	1,989,563	1,655,885
Domino's Pizza Master Issuer, LLC (b)	4.474%	10/25/45	2,098,125	2,012,838
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,297,739
Golden Credit Card Trust (b)	1.140%	08/15/28	1,000,000	885,174
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	1,069,541	907,460
Mosaic Solar Loans, LLC (b)	2.100%	04/20/46	822,371	693,176
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,000,000	654,920
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,411,626
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,036,432
SBA Tower Trust (b)	2.836%	01/15/50	282,000	269,931
SBA Tower Trust (b)	6.599%	11/15/52	880,000	882,300
SolarCity LMC, Series I, LLC (b)(d)	4.800%	12/20/26	233,883	226,378
Tesla Auto Lease Trust (b)	0.600%	09/22/25	1,200,000	1,170,041
Texas Electric Market Stabilization Funding N, LLC (b)	4.966%	02/01/44	630,000	574,404
Texas Electric Market Stabilization Funding N, LLC	5.057%	08/01/46	3,000,000	2,654,101
Textainer Marine Containers VII Ltd. (b)	1.680%	02/20/46	1,190,000	999,900
TIF Funding II, LLC (b)	1.650%	02/20/46	395,000	326,953
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	1,625,179	1,581,966
Tribute Rail, LLC (b)	4.760%	05/17/52	1,904,861	1,810,467

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 4.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Triton Container Finance VIII, LLC (b)	1.860%	03/20/46	$1,378,125	$1,150,684
Triumph Rail, LLC (b)	2.150%	06/19/51	1,852,715	1,608,066
Vantage Data Centers Issuer, LLC (b)	2.165%	10/15/46	2,000,000	1,755,964
Wendy's Funding, LLC (b)	3.783%	06/15/49	676,875	622,452
Wendy's Funding, LLC (b)	4.236%	03/15/52	1,234,375	1,114,481
TOTAL ASSET BACKED SECURITIES (COST $37,440,970)				$33,692,327

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (f) (COST $4,728,294)	4,728,294	$4,728,294

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.9%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (f)(g) (COST $23,755,948)	23,755,948	$23,755,948

INVESTMENT COMPANIES - 0.4%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,026,608

TOTAL INVESTMENTS - (COST $944,578,436) - 102.2%		$833,161,381

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2%)		(18,210,925)

NET ASSETS - 100.0%		$814,950,456

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $23,276,608.
(b)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of September 30, 2023, these securities were valued at $86,977,221 or 10.7% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/23	12/17/18	$950,000	$941,731	0.1%
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	550,000	529,192	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	980,000	955,671	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	400,000	384,449	0.1%
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	1,400,000	1,312,467	0.2%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	650,000	598,081	0.1%
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	1,200,000	1,085,904	0.1%
Capital Impact Partners Investment, 4.800%, 12/15/23	12/19/22	250,000	249,440	0.0	%(e)
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	1,200,000	1,199,039	0.1%
SolarCity LMC, Series I, LLC	11/13/13	233,840	226,378	0.0	%(e)
		$7,813,840	$7,482,352	0.9%

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of September 30, 2023.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN - Global Medium-Term Note
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year plc - Public Liability Company
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2023 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Fair Value
AUSTRALIA - 4.3%
ANZ Group Holdings Ltd.	40,646	$670,466
Brambles Ltd.	96,931	892,294
Coles Group Ltd.	20,682	206,873
Commonwealth Bank of Australia	19,560	1,257,015
Computershare Ltd.	20,272	338,301
CSL Ltd. - ADR (a)	7,282	588,022
CSL Ltd.	3,640	586,855
Dexus	119,299	559,837
Fortescue Metals Group Ltd.	63,440	853,153
Goodman Group	44,189	609,317
GPT Group (The)	86,547	216,979
Macquarie Group Ltd. - ADR	1,184	127,114
Macquarie Group Ltd.	2,144	231,173
Mirvac Group	294,152	402,767
National Australia Bank Ltd.	36,653	684,946
QBE Insurance Group Ltd.	18,867	190,538
REA Group Ltd.	1,599	158,625
Scentre Group	280,885	444,187
SEEK Ltd.	49,532	702,733
Sonic Healthcare Ltd.	3,612	69,194
South32 Ltd.	255,820	557,489
Stockland	131,558	331,517
Transurban Group	253,924	2,071,417
Vicinity Centres	397,679	433,316
Wesfarmers Ltd.	32,429	1,101,952
Woodside Energy Group Ltd.	46,978	1,101,972
Woolworths Group Ltd.	28,598	686,087
		16,074,139
AUSTRIA - 0.3%
OMV AG	11,205	536,854
Verbund AG	6,899	561,971
		1,098,825
BELGIUM - 0.7%
Elia Group S.A./N.V.	2,549	249,672
Groupe Bruxelles Lambert N.V.	6,989	521,349

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
BELGIUM - 0.7% (Continued)
Groupe Bruxelles Lambert N.V.	2,460	$183,634
KBC Group N.V.	14,580	911,578
UCB S.A.	9,252	758,431
		2,624,664
BERMUDA - 0.5%
Credicorp Ltd.	9,187	1,175,660
Orient Overseas International Ltd.	22,500	300,259
Shenzhen International Holdings Ltd.	799,000	492,823
		1,968,742
BRAZIL - 1.9%
Banco Bradesco S.A. - ADR	315,777	899,965
Banco do Brasil S.A. - ADR	104,259	971,694
Banco Santander Brasil S.A. - ADR	119,088	610,921
Cia Siderurgica Nacional S.A. - ADR (a)	126,765	302,968
Gerdau S.A. - ADR	57,663	275,053
Sendas Distribuidora S.A. - ADR (a)	16,442	200,264
Suzano S.A. - ADR	104,139	1,119,494
Telefónica Brasil S.A. - ADR (a)	205,749	1,759,154
TIM S.A. - ADR (a)	67,746	1,009,415
		7,148,928
CANADA - 7.6%
Bank of Montreal (a)	17,353	1,464,073
Bank of Nova Scotia (The) (a)	14,715	670,857
BCE, Inc.	2,230	85,119
Cameco Corp.	20,145	798,548
Canadian Imperial Bank of Commerce	7,538	291,042
Canadian National Railway Co.	17,522	1,898,158
Canadian Pacific Kansas City Ltd.	19,191	1,428,002
CGI, Inc. (b)	8,100	797,769
FirstService Corp.	2,323	338,089
Franco-Nevada Corp.	15,642	2,088,051
Gildan Activewear, Inc.	18,362	514,320
Magna International, Inc. (a)	1,678	89,958
Manulife Financial Corp.	76,580	1,399,882
Methanex Corp.	5,667	255,298
Nutrien Ltd.	9,307	574,800

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CANADA - 7.6% (Continued)
Pembina Pipeline Corp.	36,741	$1,104,435
RB Global, Inc. (a)	4,626	289,125
Restaurant Brands International, Inc. (a)	11,589	772,059
Royal Bank of Canada (a)	32,068	2,804,026
Shopify, Inc. - Class A (b)	16,669	909,627
Sun Life Financial, Inc. (a)	44,780	2,185,264
Teck Resources Ltd. - Class B (a)	38,609	1,663,662
Thomson Reuters Corp.	19,692	2,408,725
Toronto-Dominion Bank (The)	24,696	1,488,181
West Fraser Timber Co. Ltd.	2,404	174,386
Wheaton Precious Metals Corp. (a)	42,407	1,719,604
		28,213,060
CAYMAN ISLANDS - 4.0%
3SBio, Inc. (b)	223,500	186,946
Alibaba Group Holding Ltd. - ADR (b)	26,924	2,335,388
Baidu, Inc. - ADR (a)(b)	4,105	551,507
China Literature Ltd. (b)	34,400	125,858
China Mengniu Dairy Co. Ltd.	40,000	134,087
ENN Energy Holdings Ltd.	10,800	89,647
Genscript Biotech Corp. (b)	112,000	295,349
Hengan International Group Co. Ltd.	144,500	460,400
JD.com, Inc. - ADR	3,417	99,537
Li Auto, Inc. (a)(b)	16,094	573,751
Meituan - ADR (a)(b)	33,181	958,931
Minth Group Ltd.	64,000	164,684
NetEase, Inc. - ADR (a)	16,355	1,638,117
NIO, Inc. - ADR (a)(b)	16,554	149,648
Shenzhou International Group Holdings Ltd.	48,000	459,727
Tencent Holdings Ltd. - ADR (a)	98,814	3,821,137
Tingyi Cayman Islands Holding Corp.	378,000	528,088
Trip.com Group Ltd. - ADR (b)	19,946	697,512
Vipshop Holdings Ltd. - ADR (b)	21,137	338,403
WuXi Biologics Cayman, Inc. (b)	113,072	659,163
Xinyi Solar Holdings Ltd.	18,000	13,470
XPeng, Inc. - ADR (a)(b)	6,832	125,436

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
CAYMAN ISLANDS - 4.0% (Continued)
ZTO Express Cayman, Inc. - ADR (a)	21,267	$514,023
		14,920,809
CHILE - 0.2%
ENERSIS CHILE S.A. - ADR	52,052	154,074
Sociedad Quimica y Minera de Chile S.A. - ADR (a)	10,226	610,185
		764,259
CHINA - 2.9%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,038,870
ANTA Sports Products Ltd.	50,400	567,349
Bank of China Ltd. - H Shares	3,583,000	1,253,703
BYD Co. Ltd. - ADR	3,895	239,932
BYD Co. Ltd. - H Shares	18,500	571,721
China Life Insurance Co. Ltd. - H Shares	376,000	585,794
China Minsheng Banking Corp. Ltd. - H Shares	906,000	310,070
China Pacific Insurance Group Co. Ltd. - H Shares	100,200	250,796
China Resources Land Ltd.	134,000	533,896
Haier Smart Home Co. Ltd. - H Shares	225,630	710,250
Huatai Securities Co. Ltd. - H Shares	117,400	149,922
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	844,920
Jiangsu Expressway Co. Ltd. - H Shares	720,000	650,054
PICC Property & Casualty Co. Ltd. - H Shares	294,000	377,696
Ping An Insurance Group Co. of China Ltd. - H Shares	208,818	1,195,990
Sinopharm Group Co. Ltd. - H Shares	427,200	1,238,381
TravelSky Technology Ltd. - H Shares	217,000	376,319
		10,895,663
COLOMBIA - 0.3%
Bancolombia S.A. - ADR	36,584	976,061

DENMARK - 2.2%
A.P. Moller-Maersk A/S - Series B	55	99,285
Chr. Hansen Holding A/S	4,354	266,868
Coloplast A/S - Series B	3,358	355,854
DSV A/S	4,551	850,891
Genmab A/S (b)	932	331,334
Novo Nordisk A/S - ADR	59,796	5,437,848
Novozymes A/S - B Shares	3,368	135,919

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
DENMARK - 2.2% (Continued)
Orsted A/S	2,157	$117,746
Pandora A/S	1,085	112,519
Vestas Wind Systems A/S	21,015	451,477
		8,159,741
FINLAND - 0.8%
Kone OYJ - Class B	3,529	148,935
Neste OYJ	15,889	539,712
Nokia Corp. - ADR (a)	180,069	673,458
Sampo OYJ - A Shares (b)	13,008	563,556
Stora Enso OYJ - R Shares	14,211	178,633
UPM-Kymmene OYJ	20,395	700,101
		2,804,395
FRANCE - 6.6%
Accor S.A.	4,739	160,021
Aeroports de Paris S.A.	1,860	220,038
Air Liquide S.A. - ADR	1,327	44,680
Air Liquide S.A.	9,728	1,643,856
Alstom S.A.	6,726	160,702
Arkema S.A.	1,887	186,645
AXA S.A.	33,469	997,099
BNP Paribas S.A. - ADR	6,162	195,643
BNP Paribas S.A.	3,140	200,603
Bollore SE	121,566	654,161
Bureau Veritas S.A.	16,518	410,549
Capgemini SE	3,941	690,790
Carrefour S.A.	14,741	253,787
Cie Generale des Etablissements Michelin SCA - ADR	18,748	285,720
Cie Generale des Etablissements Michelin SCA	18,076	555,523
Covivio S.A.	4,642	206,606
Danone S.A. - ADR	12,960	143,402
Danone S.A.	9,568	528,622
Dassault Systemes SE	8,424	314,330
EssilorLuxottica S.A.	6,450	1,126,210
Getlink SE	64,345	1,027,860
Henkel AG & Co. KGaA	4,390	277,165
Hermes International SCA - ADR (a)	2,070	377,672

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
FRANCE - 6.6% (Continued)
Hermes International SCA	830	$1,517,850
Kering S.A.	1,685	769,375
Klepierre S.A.	20,396	500,898
Legrand S.A.	13,146	1,213,284
L'Oreal S.A. - ADR	21,745	1,801,791
L'Oreal S.A.	1,380	573,650
Orange S.A. - ADR	15,765	181,140
Publicis Groupe S.A.	12,555	952,476
Sartorius Sedim Biotech	1,319	315,143
Schneider Electric SE - ADR (a)	5,840	192,662
Schneider Electric SE	17,677	2,933,646
Societe Generale S.A.	23,503	572,605
Solvay S.A.	809	89,675
Teleperformance	1,198	151,222
Unibail-Rodamco-Westfield (b)	3,343	165,224
Unibail-Rodamco-Westfield - CDI (b)	45,646	107,395
Valeo SE	19,119	330,070
Veolia Environnement S.A.	6,731	195,191
Vivendi SE - ADR	13,553	118,318
Vivendi SE	46,775	410,239
Wendel SE	8,457	670,999
Worldline S.A. (b)	4,311	121,459
		24,545,996
GERMANY - 3.7%
adidas AG - ADR	5,158	452,666
adidas AG	1,323	233,046
Allianz SE - ADR	76,050	1,808,469
Allianz SE	5,268	1,256,991
BASF SE	10,211	463,646
Bayerische Motoren Werke AG - ADR	2	68
Bayerische Motoren Werke AG	2,092	213,159
Brenntag SE	6,380	495,615
Commerzbank AG	24,099	274,900
Continental AG	4,852	342,446
Covestro AG (b)	5,621	303,423
Deutsche Boerse AG	7,444	1,288,279

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
GERMANY - 3.7% (Continued)
Deutsche Post AG - ADR	9,971	$404,623
Deutsche Post AG	10,161	413,949
Deutsche Telekom AG - ADR	38,185	800,358
Deutsche Telekom AG	25,629	538,320
Fraport AG Frankfurt Airport Services Worldwide (b)	1,961	104,155
Fresenius Medical Care AG & Co. KGaA - ADR (a)	8,998	193,817
Fresenius Medical Care AG & Co. KGaA	4,696	202,754
Hannover Rueck SE	1,159	254,737
Merck KGaA	2,309	386,054
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	735,010
Muenchener Rueckversicherungs-Gesellschaft AG	2,246	876,413
RWE AG	9,296	345,443
Sartorius AG	918	312,308
Siemens Healthineers AG	3,235	164,161
Telefonica Deutschland Holding AG	129,616	232,265
Vonovia SE	22,603	545,062
Zalando SE (b)	3,395	75,839
		13,717,976
HONG KONG - 1.9%
AAC Technologies Holdings, Inc.	92,000	157,431
AIA Group Ltd. - ADR	36,481	1,178,336
AIA Group Ltd.	57,569	469,404
BYD Electronic International Co. Ltd.	86,500	394,350
China Merchants Port Holdings Co. Ltd.	540,000	672,350
Geely Automobile Holdings Ltd.	121,000	142,776
Hang Seng Bank Ltd.	2,100	26,133
Hong Kong Exchanges & Clearing Ltd.	22,078	824,957
Kingsoft Corp. Ltd.	45,600	165,379
Lenovo Group Ltd.	754,000	777,038
Link REIT	95,500	468,308
New China Life Insurance Co. Ltd. - H Shares	87,400	210,722
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	256,000	224,919
Sino Land Co. Ltd.	270,000	304,454
Sun Hung Kai Properties Ltd.	21,000	224,730
Swire Properties Ltd.	206,350	430,580
Techtronic Industries Co. Ltd.	24,500	237,781

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
HONG KONG - 1.9% (Continued)
Zhongsheng Group Holdings Ltd.	62,500	$175,989
		7,085,637
INDIA - 4.3%
HDFC Bank Ltd. - ADR	30,589	1,805,057
ICICI Bank Ltd. - ADR	245,727	5,681,208
Infosys Ltd. - ADR	218,549	3,739,373
Wipro Ltd. - ADR (a)	973,270	4,710,627
		15,936,265
INDONESIA - 0.7%
Bank Mandiri Persero Tbk PT - ADR	87,101	1,348,323
Telkom Indonesia Persero Tbk PT - ADR (a)	57,608	1,388,353
		2,736,676
IRELAND - 0.5%
AIB Group plc	100,681	453,432
CRH plc (a)	14,500	793,585
Kingspan Group plc	1,736	130,232
Smurfit Kappa Group plc	17,885	596,734
		1,973,983
ISRAEL - 0.5%
Check Point Software Technologies Ltd. (b)	2,999	399,707
CyberArk Software Ltd. (b)	2,342	383,549
ICL Group Ltd. (a)	99,415	551,753
Nice Ltd. - ADR (a)(b)	3,542	602,140
		1,937,149
ITALY - 1.8%
Assicurazioni Generali S.p.A.	24,438	500,309
Enel S.p.A.	63,194	388,825
Intesa Sanpaolo S.p.A. - ADR	1	15
Intesa Sanpaolo S.p.A.	276,901	714,281
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	655,060
Moncler S.p.A.	10,592	616,775
Poste Italiane S.p.A.	66,474	700,510
Prysmian S.p.A.	3,437	138,621
Snam S.p.A.	47,186	221,937
Telecom Italia S.p.A. (b)	591,414	185,133
Terna - Rete Elettrica Nazionale S.p.A.	199,413	1,502,713

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
ITALY - 1.8% (Continued)
UniCredit S.p.A.	49,517	$1,189,895
		6,814,074
JAPAN - 16.4%
Advantest Corp.	19,200	537,170
Aeon Co. Ltd.	19,800	392,513
AGC, Inc.	10,000	350,908
Ajinomoto Co., Inc.	6,600	254,565
Asahi Intecc Co. Ltd.	11,100	199,656
Asahi Kasei Corp.	21,400	134,594
Astellas Pharma, Inc.	54,600	757,760
Azbil Corp.	10,400	318,595
Bandai Namco Holdings, Inc.	18,600	378,619
Bridgestone Corp.	48,156	1,878,342
Brothers Industries Ltd.	29,100	468,997
Canon, Inc.	22,800	550,010
Chiba Bank Ltd. (The)	28,700	208,853
Chugai Pharmaceutical Co. Ltd.	13,500	417,717
Dai Nippon Printing Co. Ltd.	61,318	1,596,128
Dai-ichi Life Holdings, Inc.	16,346	338,753
Daiichi Sankyo Co. Ltd. - ADR (a)	5,703	155,863
Daiichi Sankyo Co. Ltd.	28,630	786,630
Daiwa House Industry Co. Ltd.	66,000	1,773,208
Daiwa Securities Group, Inc.	81,800	472,438
Denso Corp.	73,600	1,182,497
Disco Corp.	1,200	221,465
Eisai Co. Ltd.	4,600	255,609
ENEOS Holdings, Inc.	137,900	544,343
FANUC Corp.	4,000	104,202
Fast Retailing Co. Ltd.	4,200	915,933
FUJIFILM Holdings Corp. - ADR	6,620	383,695
FUJIFILM Holdings Corp.	3,800	220,156
Fujitsu Ltd.	4,868	573,315
Hikari Tsushin, Inc.	1,200	182,882
Hitachi Construction Machinery Co. Ltd.	15,000	456,301
Honda Motor Co. Ltd.	23,400	263,374
Hoya Corp. - ADR	1,273	130,801

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 16.4% (Continued)
Hoya Corp.	6,861	$703,588
Ibiden Co. Ltd.	6,700	357,056
Inpex Corp.	35,600	537,427
Itochu Techno-Solutions Corp.	6,400	184,710
Japan Exchange Group, Inc.	13,000	241,313
Japan Post Bank Co. Ltd.	26,000	226,350
Kao Corp.	23,800	884,053
KDDI Corp. - ADR (a)	43,814	671,231
Keyence Corp.	4,100	1,522,675
Kubota Corp. - ADR	788	58,028
Kubota Corp.	36,800	542,737
Lixil Corp.	11,600	135,180
Mitsubishi Corp.	44,800	2,136,859
Mitsubishi Estate Co. Ltd.	14,300	187,074
Mitsubishi UFJ Financial Group, Inc. - ADR	29,257	248,392
Mitsubishi UFJ Financial Group, Inc.	275,109	2,335,208
Mitsui Chemicals, Inc.	7,100	184,198
Mitsui OSK Lines Ltd.	13,800	379,534
Mizuho Financial Group, Inc.	65,200	1,108,619
Murata Manufacturing Co. Ltd.	38,700	708,011
Nexon Co. Ltd.	11,900	212,891
Nidec Corp. - ADR	23,780	274,421
Nintendo Co. Ltd. - ADR	113,260	1,172,241
Nintendo Co. Ltd.	3,000	125,066
Nippon Prologis REIT, Inc.	164	306,401
Nippon Telegraph & Telephone Corp.	130,000	153,626
Nippon Yusen KK	9,300	241,833
Nitori Holdings Co. Ltd.	1,100	122,998
Nomura Real Estate Holdings, Inc.	12,900	323,965
Nomura Real Estate Master Fund, Inc.	155	173,627
Nomura Research Institute Ltd.	10,900	283,950
Odakyu Electric Railway Co. Ltd.	20,800	311,010
Olympus Corp.	16,400	213,065
Omron Corp.	2,900	129,377
Oracle Corp. Japan	3,200	237,686
Oriental Land Co. Ltd.	20,800	683,261

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 16.4% (Continued)
ORIX Corp.	16,800	$313,986
Pan Pacific International Holdings Corp.	21,300	447,263
PDD Holdings, Inc. - ADR (b)	8,211	805,253
Persol Holdings Co. Ltd.	41,000	66,778
Recruit Holdings Co. Ltd.	33,150	1,022,399
Resona Holdings, Inc.	85,600	474,451
Ricoh Co. Ltd.	40,800	352,329
Seiko Epson Corp.	68,100	1,070,663
Sekisui House Ltd. - ADR	21,690	433,800
Sekisui House Ltd.	17,600	350,608
Seven & i Holdings Co. Ltd.	23,800	932,468
Shimadzu Corp.	24,100	640,555
Shimano, Inc.	2,084	281,207
Shin-Etsu Chemical Co. Ltd.	17,000	494,048
Shiseido Co. Ltd. - ADR	2,703	95,119
Shiseido Co. Ltd.	2,100	73,775
SoftBank Corp.	33,205	375,620
SoftBank Group Corp. - ADR	7,422	156,233
SoftBank Group Corp.	12,400	525,652
Sompo Holdings, Inc.	4,300	185,102
Sony Group Corp. - ADR	24,268	1,999,926
Sony Group Corp.	2,000	163,810
Sumitomo Corp.	32,454	648,033
Sumitomo Metal Mining Co. Ltd.	2,500	73,591
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	102,110	1,005,784
Sumitomo Mitsui Financial Group, Inc.	13,200	648,954
Sumitomo Mitsui Trust Holdings, Inc.	19,600	738,536
Takeda Pharmaceutical Co. Ltd. - ADR (a)	41,354	639,746
Takeda Pharmaceutical Co. Ltd.	35,100	1,090,056
TDK Corp.	11,700	433,893
Terumo Corp.	10,972	290,965
Toho Co. Ltd.	4,100	139,976
Tokio Marine Holdings, Inc.	15,000	347,796
Tokyo Electron Ltd. - ADR	2,552	174,429
Tokyo Electron Ltd.	5,700	779,625
TOPPAN Holdings, Inc.	63,200	1,511,901

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
JAPAN - 16.4% (Continued)
Toray Industries, Inc.	50,000	$260,303
Toyota Motor Corp. - ADR (a)	14,091	2,532,857
USS Co. Ltd.	45,220	748,165
Yamaha Corp.	17,000	464,812
Yamaha Motor Co. Ltd.	37,400	983,796
Yokogawa Electric Corp.	36,800	711,296
		61,209,112
JERSEY - 0.2%
Experian plc - ADR	11,145	363,773
Experian plc	2,439	80,074
WPP plc	34,966	312,691
		756,538
LUXEMBOURG - 0.2%
Tenaris S.A. - ADR	21,178	669,225

MEXICO - 1.1%
America Movil S.A.B. de C.V. - ADR	20,827	360,724
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,776	1,394,500
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	437,389
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	774,724
Wal-Mart de Mexico S.A.B. de C.V. - ADR	32,608	1,224,756
		4,192,093
NETHERLANDS - 2.5%
Adyen N.V. (b)	223	166,372
Aegon N.V. (b)	36,751	176,405
Akzo Nobel N.V. - ADR	1,673	40,303
Argenx SE - ADR (b)	1,009	496,055
ASML Holding N.V.	6,542	3,851,014
CNH Industrial N.V. (a)	12,123	146,688
DSM B.V.	2,622	253,551
ING Groep N.V. - ADR (a)	40,673	536,070
ING Groep N.V.	12,870	170,756
Koninklijke Ahold Delhaize N.V. - ADR	22,723	683,508
Koninklijke Ahold Delhaize N.V.	5,491	165,560
NN Group N.V.	8,950	288,020
Prosus N.V. (b)	39,670	1,170,934

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
NETHERLANDS - 2.5% (Continued)
QIAGEN N.V. (b)	11,697	$473,728
Randstad N.V.	3,477	192,542
Stellantis N.V.	21,320	410,262
Wolters Kluwer N.V.	1,707	206,901
		9,428,669
NEW ZEALAND - 0.0% (c)
Meridian Energy Ltd.	40,380	124,410

NORWAY - 1.7%
Aker BP ASA	25,069	693,655
Equinor ASA - ADR (a)	158,981	5,212,987
Norsk Hydro ASA	79,990	502,481
		6,409,123
PHILIPPINES - 0.0% (c)
PLDT, Inc. - ADR	3,953	81,669

PORTUGAL - 0.7%
Galp Energia SGPS S.A.	129,349	1,919,928
Jeronimo Martins SGPS S.A.	23,335	524,476
		2,444,404
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

SINGAPORE - 1.3%
BOC Aviation Ltd.	87,700	612,050
CapitaLand Ascendas REIT	167,800	337,544
CapitaLand Ascott Trust	10,433	7,326
CapitaLand Integrated Commercial Trust	522,925	707,648
CapitaLand Investment Ltd.	183,000	414,972
CDL Hospitality Trusts	28,826	21,929
City Developments Ltd.	260,300	1,258,583
DBS Group Holdings Ltd. - ADR	11,392	1,121,884
Singapore Telecommunications Ltd.	58,000	102,671
Venture Corp. Ltd.	33,300	301,315
		4,885,922

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SOUTH AFRICA - 1.0%
FirstRand Ltd.	313,429	$1,057,124
Gold Fields Ltd. - ADR	9,808	106,515
Mr Price Group Ltd.	70,832	519,811
MultiChoice Group Ltd. (b)	89,374	349,490
Naspers Ltd. - Class N - ADR	30,725	973,061
Standard Bank Group Ltd.	68,618	665,813
		3,671,814
SOUTH KOREA - 4.4%
Celltrion, Inc.	4,265	439,187
Hyundai Mobis Co. Ltd.	12,397	2,205,578
KB Financial Group, Inc. - ADR	15,444	634,903
KT Corp. - ADR (a)	39,515	506,582
LG Display Co. Ltd. - ADR	3	15
NAVER Corp.	7,018	1,046,114
POSCO Holdings, Inc. - ADR (a)	12,686	1,300,315
Samsung Electronics Co. Ltd.	120,001	6,072,000
Shinhan Financial Group Co. Ltd. - ADR (a)	23,067	611,045
Shinhan Financial Group Co. Ltd.	29,265	770,707
SK Hynix, Inc.	15,952	1,353,534
SK Telecom Co. Ltd. - ADR (a)	19,765	424,157
Woori Financial Group, Inc. - ADR (a)	34,279	939,930
		16,304,067
SPAIN - 2.1%
Aena SME S.A.	5,525	832,926
Amadeus IT Group S.A.	7,348	444,966
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	199,576
Banco Santander S.A. - ADR (a)	53,453	200,983
CaixaBank S.A.	69,384	277,712
Cellnex Telecom S.A.	10,596	369,331
Grifols S.A. (b)	20,633	188,586
Iberdrola S.A. - ADR (a)	1,595	71,360
Iberdrola S.A.	29,928	335,223
Industria de Diseno Textil S.A.	39,262	1,464,802
Naturgy Energy Group S.A.	12,657	344,692
Repsol S.A.	157,752	2,596,679

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SPAIN - 2.1% (Continued)
Telefónica S.A.	92,766	$379,341
		7,706,177
SWEDEN - 1.3%
Atlas Copco AB - A Shares	71,088	958,147
Atlas Copco AB - Class A - ADR	18,379	246,279
Boliden AB	20,477	589,384
Epiroc AB - Class A	14,553	277,074
Essity AB - Series B	7,919	170,993
H & M Hennes & Mauritz AB - B Shares	27,122	385,941
Hexagon AB - B Shares	62,284	532,367
Industrivarden AB - A Shares	23,389	618,286
L E Lundbergforetagen AB - B Shares	4,058	169,750
Securitas AB - B Shares	19,191	152,229
Svenska Cellulosa AB SCA - Series B	16,418	225,345
Svenska Handelsbanken AB - A Shares	31,343	279,893
		4,605,688
SWITZERLAND - 6.1%
ABB Ltd. - ADR	73,560	2,618,000
ABB Ltd.	5,783	207,215
Accelleron Industries AG	1,953	50,410
Adecco Group AG	8,723	359,825
Alcon, Inc.	5,312	409,343
Barry Callebaut AG	553	880,798
Clariant AG (b)	10,218	161,856
Coca-Cola HBC AG	26,042	714,546
Geberit AG	1,394	698,987
Givaudan S.A.	208	680,313
Holcim Ltd.	8,532	547,866
Julius Baer Group Ltd.	5,382	346,065
Keuhne + Nagel International AG	643	183,335
Logitech International S.A.	4,776	329,257
Lonza Group AG - ADR	1,070	49,413
Lonza Group AG	2,080	967,072
Nestlé S.A. - ADR	29,320	3,318,144
Nestlé S.A.	4,022	455,808
Partners Group Holding AG	161	181,949

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
SWITZERLAND - 6.1% (Continued)
Roche Holding AG - ADR	73,736	$2,501,862
Roche Holding AG	2,049	560,605
Sika AG	1,660	422,712
Sonova Holding AG	927	220,461
Swatch Group AG (The)	707	181,811
Swiss Life Holding AG	1,691	1,055,917
Swiss Re AG	9,611	990,299
Swisscom AG	981	583,205
Temenos AG	2,479	174,458
UBS Group AG (a)	39,428	977,312
UBS Group AG	26,246	646,964
Zurich Insurance Group AG - ADR	24,700	1,130,766
Zurich Insurance Group AG	492	225,794
		22,832,368
TAIWAN - 4.5%
ASE Technology Holding Co. Ltd. - ADR	126,937	954,566
AUO Corp. - ADR	115,722	601,754
Chunghwa Telecom Co. Ltd. - ADR	137,157	4,929,423
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	97,734	8,493,085
United Microelectronics Corp. - ADR (a)	220,305	1,555,353
		16,534,181
UNITED KINGDOM - 8.9%
3i Group plc	68,813	1,740,348
Anglo American plc	24,823	685,944
Antofagasta plc	47,452	827,281
Ashtead Group plc	11,037	673,536
AstraZeneca plc - ADR	56,492	3,825,638
Aviva plc	147,903	703,372
Barratt Developments plc	27,950	150,413
British Land Co. plc (The)	62,287	240,740
BT Group plc	100,315	142,825
Bunzl plc	5,822	207,832
Burberry Group plc	13,434	312,798
Centrica plc	68,122	128,363
Coca-Cola Europacific Partners plc	24,655	1,540,444
Compass Group plc	35,682	870,654

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.9% (Continued)
GSK plc - ADR	30,598	$1,109,177
GSK plc	17,282	314,579
Haleon plc - ADR (a)	17,287	144,001
Halma plc	11,061	261,593
HSBC Holdings plc - ADR (a)	58,458	2,306,753
HSBC Holdings plc	27,340	215,075
Informa plc	116,498	1,066,541
InterContinental Hotels Group plc - ADR	1,068	79,833
J Sainsbury plc	86,209	265,886
Kingfisher plc	161,921	441,121
Land Securities Group plc	31,696	227,997
Legal & General Group plc	210,040	570,162
Lloyds Banking Group plc	437,921	237,030
London Stock Exchange Group plc	7,929	796,518
Mondi plc	24,044	402,611
National Grid plc - ADR (a)	5,873	356,080
National Grid plc	77,306	924,284
NatWest Group plc	160,250	460,812
PEARSON plc - ADR (a)	83,385	878,878
PEARSON plc	24,794	262,683
Prudential plc - ADR	10,228	224,198
Reckitt Benckiser Group plc - ADR	34,350	480,557
Reckitt Benckiser Group plc	3,212	227,049
RELX plc - ADR (a)	28,876	973,121
RELX plc	74,635	2,526,805
Rentokil Initial plc	52,853	393,467
Sage Group plc (The) - ADR	2,320	111,952
Sage Group plc (The)	14,027	169,249
Segro plc	49,056	430,555
Severn Trent plc	16,234	468,407
Taylor Wimpey plc	108,822	155,733
Tesco plc - ADR	293	2,816
Tesco plc	144,166	464,688
Unilever plc - ADR	41,275	2,038,985
United Utilities Group plc	59,321	686,238

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.1% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.9% (Continued)
Whitbread plc	5,438	$229,818
		32,955,440

TOTAL COMMON STOCKS (Cost $286,033,411)		$365,208,811

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (d)	3.000%	12/15/23	$480,000	$475,822
Calvert Impact Capital, Inc. (d)	1.000%	06/14/24	450,000	432,975
Calvert Impact Capital, Inc. (d)	3.000%	06/17/24	290,000	282,801
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	120,000	115,334
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	500,000	468,738
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	400,000	368,050
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	620,000	561,050
Capital Impact Partners Investment (d)	5.750%	06/15/24	620,000	619,504
TOTAL CORPORATE NOTES (Cost $3,480,000)				$3,324,274

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (f) (Cost $2,007,174)	2,007,174	$2,007,174

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 12.6%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (f)(g) (Cost $46,889,429)	46,889,429	$46,889,429

TOTAL INVESTMENTS - (Cost $338,410,014) - 112.1%		$417,429,688

LIABILITES IN EXESS OF OTHER ASSETS - (12.1%)		(44,984,805)

NET ASSETS - 100.0%		$372,444,883

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $45,749,863.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/23	12/17/18	$480,000	$475,822	0.1%
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	450,000	432,975	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	290,000	282,801	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	120,000	115,334	0.0	%(c)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	500,000	468,738	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	400,000	368,050	0.1%
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	620,000	561,050	0.2%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	620,000	619,504	0.2%
Mobile TeleSystems PJSC – ADR	07/19/11	86,910	869	0.0	%(c)
		$3,566,910	$3,325,143	0.9%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of September 30, 2023, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2023.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt
CDI - CHESS Depositary Interest
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

September 30, 2023 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 9.2%
Advertising & Marketing	0.3%
Cable & Satellite	0.1%
Entertainment Content	1.0%
Internet Media & Services	3.0%
Publishing & Broadcasting	0.6%
Telecommunications	4.2%
Consumer Discretionary - 9.7%
Apparel & Textile Products	1.3%
Automotive	3.6%
E-Commerce Discretionary	0.8%
Home Construction	1.0%
Leisure Facilities & Services	0.5%
Leisure Products	0.2%
Retail - Discretionary	2.0%
Wholesale - Discretionary	0.3%
Consumer Staples - 6.9%
Beverages	1.1%
Food	1.5%
Household Products	2.0%
Retail - Consumer Staples	1.7%
Wholesale - Consumer Staples	0.6%
Energy - 4.1%
Oil & Gas Producers	4.0%
Renewable Energy	0.1%
Financials - 21.6%
Asset Management	1.8%
Banking	13.1%
Institutional Financial Services	0.9%
Insurance	5.5%
Specialty Finance	0.3%
Health Care - 8.4%
Biotech & Pharma	5.9%
Health Care Facilities & Services	0.9%
Medical Equipment & Devices	1.6%

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

Common Stocks by Sector/Industry (Continued)	% of Net Assets
Industrials - 9.8%
Commercial Support Services	1.8%
Electrical Equipment	2.4%
Engineering & Construction	0.1%
Industrial Support Services	0.4%
Machinery	1.3%
Transportation & Logistics	3.8%
Transportation Equipment *	0.0%
Materials - 7.5%
Chemicals	2.1%
Construction Materials	0.6%
Containers & Packaging	0.5%
Forestry, Paper & Wood Products	0.6%
Metals & Mining	3.0%
Steel	0.7%
Real Estate - 3.5%
Real Estate Owners & Developers	1.5%
Real Estate Services	0.1%
REITs	1.9%
Technology - 15.4%
Semiconductors	4.8%
Software	0.6%
Technology Hardware	4.9%
Technology Services	5.1%
Utilities - 2.0%
Electric & Gas Marketing & Trading	0.1%
Electric Utilities	1.4%
Gas & Water Utilities	0.5%
98.1%

*	Amount rounds to less than 0.1%.

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2023 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Fair Value
ADVERTISING & MARKETING - 0.2%
Omnicom Group, Inc.	10,229	$761,856

AEROSPACE & DEFENSE - 0.1%
Howmet Aerospace, Inc.	7,310	338,087

APPAREL & TEXTILE PRODUCTS - 0.7%
NIKE, Inc. - Class B	29,440	2,815,053
VF Corp. (a)	37,160	656,617
		3,471,670
ASSET MANAGEMENT - 1.3%
Ameriprise Financial, Inc.	1,540	507,707
BlackRock, Inc.	4,522	2,923,428
Charles Schwab Corp. (The)	11,830	649,467
Franklin Resources, Inc. (a)	24,430	600,489
Invesco Ltd.	34,830	505,732
T. Rowe Price Group, Inc.	5,830	611,392
		5,798,215
AUTOMOTIVE - 1.0%
Aptiv plc (b)	7,050	695,059
BorgWarner, Inc.	14,870	600,302
Ford Motor Co.	128,833	1,600,106
General Motors Co.	46,330	1,527,500
		4,422,967
BANKING - 6.1%
Bank of America Corp.	204,460	5,598,115
Citigroup, Inc.	63,306	2,603,776
Citizens Financial Group, Inc.	22,720	608,896
Fifth Third Bancorp	19,490	493,682
Huntington Bancshares, Inc.	76,040	790,816
JPMorgan Chase & Co.	83,705	12,138,899
M&T Bank Corp.	8,184	1,034,867
PNC Financial Services Group, Inc. (The)	11,131	1,366,553
Regions Financial Corp.	43,890	754,908
Truist Financial Corp.	39,410	1,127,520
U.S. Bancorp	45,077	1,490,245
		28,008,277

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
BEVERAGES - 0.8%
Coca-Cola Co. (The)	40,420	$2,262,712
Keurig Dr Pepper, Inc. (a)	12,430	392,415
PepsiCo, Inc.	6,059	1,026,637
		3,681,764
BIOTECH & PHARMA - 1.6%
Biogen, Inc. (b)	1,930	496,029
Bristol-Myers Squibb Co.	5,870	340,695
Gilead Sciences, Inc.	4,680	350,719
Johnson & Johnson	28,441	4,429,686
Zoetis, Inc. (a)	10,000	1,739,800
		7,356,929
CABLE & SATELLITE - 1.5%
Charter Communications, Inc. - Class A (a)(b)	2,520	1,108,347
Comcast Corp. - Class A	127,730	5,663,548
		6,771,895
CHEMICALS - 2.9%
Air Products & Chemicals, Inc.	2,397	679,310
Dow, Inc.	7,400	381,544
DuPont de Nemours, Inc. (a)	8,138	607,013
Ecolab, Inc.	4,910	831,754
International Flavors & Fragrances, Inc.	6,622	451,422
Linde plc	15,566	5,796,000
LyondellBasell Industries N.V. - Class A	19,930	1,887,371
PPG Industries, Inc.	10,210	1,325,258
Sherwin-Williams Co. (The)	6,010	1,532,850
		13,492,522
COMMERCIAL SUPPORT SERVICES - 1.0%
Republic Services, Inc.	11,450	1,631,740
Robert Half, Inc.	5,180	379,590
Rollins, Inc.	14,870	555,097
Waste Management, Inc.	12,790	1,949,708
		4,516,135
CONSTRUCTION MATERIALS - 0.3%
Martin Marietta Materials, Inc.	2,100	862,008
Vulcan Materials Co.	2,600	525,252
		1,387,260

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
CONTAINERS & PACKAGING - 0.1%
WestRock Co.	10,970	$392,726

DIVERSIFIED INDUSTRIALS - 1.5%
Dover Corp.	7,683	1,071,855
Emerson Electric Co.	20,564	1,985,866
Illinois Tool Works, Inc.	12,695	2,923,785
Pentair plc	17,330	1,122,118
		7,103,624
E-COMMERCE DISCRETIONARY - 3.6%
Amazon.com, Inc. (b)	125,280	15,925,593
eBay, Inc.	12,910	569,202
		16,494,795
ELECTRIC UTILITIES - 4.5%
AES Corp. (The)	19,904	302,541
Ameren Corp.	7,630	570,953
American Electric Power Co., Inc.	16,270	1,223,829
CenterPoint Energy, Inc.	19,510	523,844
CMS Energy Corp.	12,530	665,468
Consolidated Edison, Inc.	29,931	2,559,998
DTE Energy Co.	7,370	731,694
Duke Energy Corp.	29,394	2,594,314
Edison International	16,627	1,052,323
Eversource Energy	12,730	740,250
Exelon Corp.	26,010	982,918
NextEra Energy, Inc.	61,580	3,527,918
NRG Energy, Inc.	18,460	711,079
PPL Corp.	12,890	303,688
Sempra	12,046	819,489
Southern Co. (The)	36,061	2,333,868
WEC Energy Group, Inc.	3,940	317,367
Xcel Energy, Inc.	9,744	557,552
		20,519,093
ELECTRICAL EQUIPMENT - 3.0%
AMETEK, Inc.	4,630	684,129
Carrier Global Corp. (a)	29,420	1,623,984
Generac Holdings, Inc. (a)(b)	3,210	349,762
Johnson Controls International plc	38,687	2,058,535
Keysight Technologies, Inc. (b)	3,690	488,224

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.0% (Continued)
Otis Worldwide Corp.	20,480	$1,644,749
Rockwell Automation, Inc.	7,420	2,121,155
TE Connectivity Ltd.	14,490	1,789,950
Trane Technologies plc	12,220	2,479,560
Trimble, Inc. (b)	8,990	484,201
		13,724,249
ENTERTAINMENT CONTENT - 1.4%
Activision Blizzard, Inc.	7,690	720,015
Electronic Arts, Inc.	3,150	379,260
Fox Corp. - Class B	13,000	375,440
Paramount Global - Class B (a)	40,826	526,655
Walt Disney Co. (The) (b)	51,779	4,196,688
Warner Bros. Discovery, Inc. (a)(b)	27,797	301,875
		6,499,933
FOOD - 0.9%
Conagra Brands, Inc.	16,070	440,639
J.M. Smucker Co. (The)	5,630	691,983
Kellanova	5,960	354,680
Kraft Heinz Co. (The)	26,030	875,649
McCormick & Co., Inc. (a)	6,090	460,648
Mondelez International, Inc. - Class A	15,422	1,070,287
Tyson Foods, Inc. - Class A	8,430	425,631
		4,319,517
GAS & WATER UTILITIES - 0.2%
American Water Works Co., Inc.	4,090	506,464
NiSource, Inc.	19,060	470,401
		976,865
HEALTH CARE FACILITIES & SERVICES - 1.9%
Cardinal Health, Inc.	4,520	392,427
Cencora, Inc.	6,580	1,184,203
Cigna Group (The)	4,062	1,162,016
CVS Health Corp.	37,084	2,589,205
Elevance Health, Inc.	1,150	500,733
Humana, Inc.	1,410	685,993
IQVIA Holdings, Inc. (b)	2,920	574,510
Laboratory Corp. of America Holdings	2,120	426,226
McKesson Corp.	3,384	1,471,532
		8,986,845

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS - 0.1%
Whirlpool Corp. (a)	3,150	$421,155

HOME CONSTRUCTION - 0.5%
D.R. Horton, Inc.	3,300	354,651
Lennar Corp. - Class A	6,340	711,538
Masco Corp.	990	52,916
NVR, Inc. (b)	130	775,229
PulteGroup, Inc.	8,540	632,387
		2,526,721
HOUSEHOLD PRODUCTS - 2.1%
Church & Dwight Co., Inc.	8,240	755,032
Clorox Co. (The)	4,350	570,111
Colgate-Palmolive Co.	4,720	335,639
Estée Lauder Cos., Inc. (The) - Class A	4,940	714,077
Kimberly-Clark Corp.	12,700	1,534,795
Procter & Gamble Co. (The)	38,156	5,565,434
		9,475,088
INDUSTRIAL SUPPORT SERVICES - 0.4%
Fastenal Co.	9,800	535,472
United Rentals, Inc.	1,530	680,192
W.W. Grainger, Inc.	870	601,901
		1,817,565
INSTITUTIONAL FINANCIAL SERVICES - 2.8%
Bank of New York Mellon Corp. (The)	38,024	1,621,724
CME Group, Inc.	11,190	2,240,462
Goldman Sachs Group, Inc. (The)	10,260	3,319,828
Intercontinental Exchange, Inc.	19,510	2,146,490
Morgan Stanley	31,741	2,592,287
Northern Trust Corp.	6,297	437,516
State Street Corp.	11,380	762,005
		13,120,312
INSURANCE - 5.7%
Aflac, Inc. (a)	25,980	1,993,965
Allstate Corp. (The)	13,549	1,509,494
American International Group, Inc.	22,987	1,393,012
Aon plc - Class A	4,280	1,387,661
Arch Capital Group Ltd. (b)	4,680	373,043
Arthur J. Gallagher & Co.	4,520	1,030,243

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
INSURANCE - 5.7% (Continued)
Assurant, Inc.	4,170	$598,728
Berkley (W.R.) Corp.	9,825	623,789
Brown & Brown, Inc.	15,040	1,050,394
Chubb Ltd.	8,860	1,844,475
Cincinnati Financial Corp.	9,332	954,570
Everest Group Ltd.	2,840	1,055,543
Globe Life, Inc. (a)	7,730	840,483
Hartford Financial Services Group, Inc. (The)	10,830	767,955
Loews Corp.	25,180	1,594,146
Marsh & McLennan Cos., Inc.	9,860	1,876,358
MetLife, Inc.	29,933	1,883,085
Principal Financial Group, Inc.	9,080	654,396
Progressive Corp. (The)	8,230	1,146,439
Prudential Financial, Inc.	17,920	1,700,429
Travelers Cos., Inc. (The)	7,583	1,238,380
Willis Towers Watson plc	2,810	587,178
		26,103,766
INTERNET MEDIA & SERVICES - 6.0%
Alphabet, Inc. - Class C (b)	830	109,435
Booking Holdings, Inc. (b)	1,140	3,515,703
Expedia Group, Inc. (b)	3,040	313,333
Match Group, Inc. (b)	14,910	584,099
Meta Platforms, Inc. - Class A (b)	61,580	18,486,932
Netflix, Inc. (b)	11,830	4,467,008
VeriSign, Inc. (b)	1,530	309,871
		27,786,381
LEISURE FACILITIES & SERVICES - 1.9%
Carnival Corp. (b)	34,193	469,128
Darden Restaurants, Inc. (a)	4,280	612,981
Hilton Worldwide Holdings, Inc.	6,420	964,155
Live Nation Entertainment, Inc. (a)(b)	6,980	579,619
Marriott International, Inc. - Class A	2,910	571,990
McDonald's Corp.	9,570	2,521,121
Norwegian Cruise Line Holdings Ltd. (b)	14,440	237,971
Royal Caribbean Cruises Ltd. (b)	4,840	445,958
Starbucks Corp.	16,870	1,539,725
Yum! Brands, Inc.	5,400	674,676
		8,617,324

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
LEISURE PRODUCTS - 0.8%
Axon Enterprise, Inc. (b)	1,770	$352,212
Hasbro, Inc.	50,010	3,307,662
		3,659,874
MACHINERY - 0.9%
Deere & Co.	907	342,284
IDEX Corp.	2,840	590,777
Ingersoll-Rand, Inc.	18,500	1,178,820
Nordson Corp.	2,610	582,474
Stanley Black & Decker, Inc.	3,820	319,275
Xylem, Inc.	13,260	1,207,058
		4,220,688
MEDICAL EQUIPMENT & DEVICES - 5.5%
Abbott Laboratories	23,170	2,244,015
Agilent Technologies, Inc.	300	33,546
Align Technology, Inc. (b)	2,500	763,300
Baxter International, Inc.	15,502	585,045
Becton, Dickinson and Co.	8,310	2,148,384
Bio-Rad Laboratories, Inc. - Class A (b)	1,620	580,689
Boston Scientific Corp. (b)	29,180	1,540,704
Cooper Cos., Inc. (The)	1,170	372,072
Danaher Corp.	6,110	1,515,891
DENTSPLY SIRONA, Inc.	10,150	346,724
Edwards Lifesciences Corp. (b)	15,350	1,063,448
GE HealthCare Technologies, Inc. (a)	8,650	588,546
IDEXX Laboratories, Inc. (a)(b)	1,340	585,942
Illumina, Inc. (b)	2,510	344,573
Intuitive Surgical, Inc. (b)	5,540	1,619,287
Medtronic plc	42,020	3,292,687
ResMed, Inc.	2,370	350,452
Revvity, Inc.	5,290	585,603
STERIS plc	3,150	691,173
Stryker Corp.	9,990	2,729,967
Teleflex, Inc.	2,740	538,163
Thermo Fisher Scientific, Inc.	3,154	1,596,460
West Pharmaceutical Services, Inc.	1,260	472,765
Zimmer Biomet Holdings, Inc.	5,900	662,098
		25,251,534

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
METALS & MINING - 0.1%
Newmont Corp.	15,380	$568,291

OIL & GAS PRODUCERS - 0.7%
ConocoPhillips	5,377	644,165
Pioneer Natural Resources Co.	3,330	764,401
Valero Energy Corp.	14,590	2,067,549
		3,476,115
OIL & GAS SERVICES & EQUIPMENT - 0.7%
Baker Hughes Co.	44,790	1,581,983
Schlumberger Ltd.	26,396	1,538,887
		3,120,870
REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (b)	13,110	968,305

REITS - 4.1%
Alexandria Real Estate Equities, Inc. (a)	5,380	538,538
American Tower Corp.	4,760	782,782
AvalonBay Communities, Inc.	3,750	644,025
Boston Properties, Inc. (a)	7,640	454,427
Crown Castle, Inc.	6,910	635,927
Digital Realty Trust, Inc.	8,840	1,069,817
Equinix, Inc.	2,800	2,033,528
Equity Residential	7,500	440,325
Essex Property Trust, Inc.	2,800	593,852
Federal Realty Investment Trust	4,450	403,304
Healthpeak Properties, Inc.	20,530	376,931
Host Hotels & Resorts, Inc. (a)	41,200	662,084
Kimco Realty Corp. (a)	22,420	394,368
Mid-America Apartment Communities, Inc.	2,890	371,799
Prologis, Inc.	28,910	3,243,991
Public Storage	1,920	505,958
Realty Income Corp.	26,060	1,301,436
Regency Centers Corp.	9,230	548,631
SBA Communications Corp. - Class A	1,660	332,282
Simon Property Group, Inc.	8,469	914,906
UDR, Inc.	8,600	306,762
Ventas, Inc.	11,270	474,805
VICI Properties, Inc.	20,640	600,624

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
REITS - 4.1% (Continued)
Welltower, Inc. (a)	13,540	$1,109,197
		18,740,299
RETAIL - CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.	3,700	2,090,352
Dollar General Corp.	2,380	251,804
Kroger Co. (The)	20,514	918,002
Target Corp.	9,860	1,090,220
Walgreen Boots Alliance, Inc.	22,490	500,178
Walmart, Inc.	39,710	6,350,820
		11,201,376
RETAIL - DISCRETIONARY - 1.9%
AutoZone, Inc. (b)	240	609,598
Bath & Body Works, Inc.	17,390	587,782
CarMax, Inc. (a)(b)	7,850	555,230
Genuine Parts Co.	4,570	659,817
Home Depot, Inc. (The)	10,732	3,242,781
Lowe's Cos., Inc.	4,570	949,829
Ross Stores, Inc.	8,070	911,506
TJX Cos., Inc. (The)	12,030	1,069,226
		8,585,769
SEMICONDUCTORS - 3.8%
Advanced Micro Devices, Inc. (b)	16,920	1,739,714
Analog Devices, Inc.	6,980	1,222,128
Broadcom, Inc.	4,950	4,111,371
Intel Corp.	123,168	4,378,622
KLA Corp.	670	307,302
Microchip Technology, Inc.	4,630	361,371
Micron Technology, Inc.	29,590	2,013,008
NVIDIA Corp.	920	400,191
NXP Semiconductors N.V.	3,730	745,702
Qorvo, Inc. (b)	4,610	440,117
Skyworks Solutions, Inc.	6,090	600,413
Texas Instruments, Inc.	6,950	1,105,120
		17,425,059
SOFTWARE - 10.2%
Adobe, Inc. (b)	7,170	3,655,983
ANSYS, Inc. (b)	1,760	523,688
Autodesk, Inc. (b)	2,650	548,312

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
SOFTWARE - 10.2% (Continued)
Cadence Design Systems, Inc. (b)	1,120	$262,416
Ceridian HCM Holding, Inc. (a)(b)	9,800	664,930
Gen Digital, Inc.	34,770	614,734
Intuit, Inc.	3,330	1,701,430
Microsoft Corp.	87,670	27,681,803
Oracle Corp.	23,412	2,479,799
Roper Technologies, Inc.	4,500	2,179,260
Salesforce, Inc. (b)	28,280	5,734,618
Synopsys, Inc. (b)	920	422,252
Tyler Technologies, Inc. (b)	1,650	637,131
		47,106,356
SPECIALTY FINANCE - 0.7%
American Express Co.	9,754	1,455,199
Capital One Financial Corp. (a)	12,880	1,250,004
Discover Financial Services	5,770	499,855
Synchrony Financial (a)	3,970	121,363
		3,326,421
TECHNOLOGY HARDWARE - 2.4%
Apple, Inc.	1,900	325,299
Cisco Systems, Inc.	117,190	6,300,134
Corning, Inc.	14,610	445,167
F5, Inc. (b)	4,550	733,187
Hewlett Packard Enterprise Co.	46,690	811,005
HP, Inc.	26,820	689,274
Seagate Technology Holdings plc (a)	11,540	761,063
Western Digital Corp. (b)	11,965	545,963
Zebra Technologies Corp. - Class A (b)	1,540	364,256
		10,975,348
TECHNOLOGY SERVICES - 4.1%
Accenture plc - Class A	16,780	5,153,306
Automatic Data Processing, Inc.	1,610	387,334
Cognizant Technology Solutions Corp. - Class A	15,450	1,046,583
DXC Technology Co. (b)	23,490	489,297
Equifax, Inc.	580	106,244
Fidelity National Information Services, Inc.	21,130	1,167,855
Fiserv, Inc. (b)	8,480	957,901
Global Payments, Inc.	8,590	991,200
Mastercard, Inc. - Class A	1,160	459,255

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 4.1% (Continued)
Moody's Corp.	2,110	$667,119
MSCI, Inc.	1,140	584,911
Paychex, Inc.	3,334	384,510
PayPal Holdings, Inc. (b)	28,270	1,652,664
S&P Global, Inc.	9,180	3,354,464
Verisk Analytics, Inc.	5,050	1,193,012
Visa, Inc. - Class A (a)	1,470	338,115
		18,933,770
TELECOMMUNICATIONS - 1.8%
AT&T, Inc.	229,556	3,447,931
T-Mobile US, Inc. (b)	6,580	921,529
Verizon Communications, Inc.	114,690	3,717,103
		8,086,563
TRANSPORTATION & LOGISTICS - 3.2%
Alaska Air Group, Inc. (b)	9,130	338,540
American Airlines Group, Inc. (b)	24,860	318,457
C.H. Robinson Worldwide, Inc.	6,070	522,809
CSX Corp.	41,490	1,275,817
Delta Air Lines, Inc.	19,150	708,550
FedEx Corp.	8,230	2,180,292
J.B. Hunt Transport Services, Inc.	4,690	884,159
Norfolk Southern Corp.	8,850	1,742,830
Southwest Airlines Co.	24,230	655,906
Union Pacific Corp.	10,560	2,150,333
United Airlines Holdings, Inc. (b)	13,060	552,438
United Parcel Service, Inc. - Class B	20,670	3,221,833
		14,551,964
TRANSPORTATION EQUIPMENT - 0.4%
PACCAR, Inc.	16,430	1,396,879
Westinghouse Air Brake Technologies Corp.	6,250	664,187
		2,061,066
WHOLESALE - CONSUMER STAPLES - 0.3%
Archer-Daniels-Midland Co.	5,880	443,470
Sysco Corp.	11,430	754,951
		1,198,421

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
WHOLESALE - DISCRETIONARY - 0.1%
LKQ Corp.	11,370	$562,929

TOTAL COMMON STOCKS (COST $382,082,830)		$452,914,554

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Impact Capital, Inc. (c)	3.000%	12/15/23	$720,000	$713,733
Calvert Impact Capital, Inc. (c)	1.000%	06/14/24	750,000	721,625
Calvert Impact Capital, Inc. (c)	3.000%	06/17/24	280,000	273,049
Calvert Impact Capital, Inc. (c)	3.000%	12/15/24	250,000	240,280
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	280,000	262,493
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	450,000	414,056
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	316,722
Capital Impact Partners Investment (c)	4.800%	12/15/23	450,000	448,993
Capital Impact Partners Investment (c)	5.750%	06/15/24	350,000	349,720
TOTAL CORPORATE NOTES (COST $3,880,000)				$3,740,671

MONEY MARKET FUNDS - 0.5%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (d) (COST $2,385,367)	2,385,367	$2,385,367

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.9%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)(e) (COST $17,753,591)	17,753,591	$17,753,591

TOTAL INVESTMENTS - (COST $406,101,788) - 103.6%		$476,794,183

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%)		(16,696,197)

NET ASSETS - 100.0%		$460,097,986

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $17,386,145.
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/23	12/17/18	$720,000	$713,733	0.1%
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	750,000	721,625	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	280,000	273,049	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	250,000	240,280	0.0	%(f)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	280,000	262,493	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	450,000	414,056	0.1%
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	350,000	316,722	0.1%
Capital Impact Partners Investment, 4.800%, 12/15/23	12/19/22	450,000	448,993	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	350,000	349,720	0.1%
		$3,880,000	$3,740,671	0.8%

(d)	The rate shown is the 7-day effective yield as of September 30, 2023.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2023 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
Interpublic Group of Cos., Inc. (The)	23,990	$687,553

AEROSPACE & DEFENSE - 0.2%
Howmet Aerospace, Inc.	17,210	795,962

ASSET MANAGEMENT - 0.5%
Ameriprise Financial, Inc.	2,880	949,478
BlackRock, Inc.	923	596,710
Blackstone, Inc. (a)	4,320	462,845
Charles Schwab Corp. (The)	9,520	522,648
		2,531,681
AUTOMOTIVE - 3.0%
Tesla, Inc. (b)	60,280	15,083,262

BANKING - 0.4%
KeyCorp	34,530	371,543
Regions Financial Corp.	35,280	606,816
Truist Financial Corp.	35,280	1,009,361
		1,987,720
BEVERAGES - 2.2%
Coca-Cola Co. (The)	82,470	4,616,670
Keurig Dr Pepper, Inc.	16,600	524,062
PepsiCo, Inc.	35,420	6,001,565
		11,142,297
BIOTECH & PHARMA - 9.8%
AbbVie, Inc.	41,581	6,198,064
Amgen, Inc.	15,744	4,231,357
Biogen, Inc. (b)	2,020	519,160
Bristol-Myers Squibb Co.	63,056	3,659,770
Eli Lilly & Co.	21,650	11,628,865
Gilead Sciences, Inc.	36,000	2,697,840
Incyte Corp. (b)	8,270	477,758
Johnson & Johnson	36,528	5,689,236
Merck & Co., Inc.	67,391	6,937,904
Moderna, Inc. (b)	8,160	842,846
Regeneron Pharmaceuticals, Inc. (b)	3,671	3,021,086
Vertex Pharmaceuticals, Inc. (b)	8,324	2,894,588

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 9.8% (Continued)
Zoetis, Inc. (a)	3,590	$624,588
		49,423,062
CHEMICALS - 2.2%
Air Products & Chemicals, Inc.	8,000	2,267,200
CF Industries Holdings, Inc.	6,230	534,160
Linde plc	13,918	5,182,367
LyondellBasell Industries N.V. - Class A	34,580	3,274,726
		11,258,453
COMMERCIAL SUPPORT SERVICES - 0.4%
Cintas Corp.	900	432,909
Rollins, Inc.	14,180	529,340
Waste Management, Inc.	6,464	985,372
		1,947,621
CONTAINERS & PACKAGING - 0.1%
Amcor plc	55,690	510,120

DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	5,274	1,214,655

E-COMMERCE DISCRETIONARY - 2.3%
Amazon.com, Inc. (b)	92,330	11,736,990

ELECTRIC UTILITIES - 0.4%
Alliant Energy Corp.	7,450	360,953
Eversource Energy	16,260	945,519
NextEra Energy, Inc.	5,814	333,084
Sempra	5,280	359,198
		1,998,754
ELECTRICAL EQUIPMENT - 1.0%
Amphenol Corp. - Class A	10,642	893,822
Johnson Controls International plc	7,170	381,516
Keysight Technologies, Inc. (b)	3,981	526,726
Otis Worldwide Corp.	4,950	397,534
Rockwell Automation, Inc.	5,278	1,508,822
TE Connectivity Ltd.	3,060	378,002
Trane Technologies plc	5,710	1,158,616
		5,245,038

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
ENTERTAINMENT CONTENT - 0.3%
Activision Blizzard, Inc.	6,180	$578,634
Electronic Arts, Inc.	3,415	411,166
Walt Disney Co. (The) (b)	5,103	413,598
		1,403,398
FOOD - 1.4%
Campbell Soup Co.	12,510	513,911
General Mills, Inc.	42,780	2,737,492
Hershey Co. (The)	3,180	636,254
Lamb Weston Holdings, Inc.	7,880	728,585
Mondelez International, Inc. - Class A	31,950	2,217,330
		6,833,572
GAS & WATER UTILITIES - 0.3%
American Water Works Co., Inc.	10,730	1,328,696

HEALTH CARE FACILITIES & SERVICES - 2.4%
Cardinal Health, Inc.	6,390	554,780
Cencora, Inc.	4,700	845,859
Cigna Group (The)	6,580	1,882,341
CVS Health Corp.	6,520	455,226
Elevance Health, Inc.	5,650	2,460,123
Henry Schein, Inc. (b)	13,020	966,735
Humana, Inc.	2,790	1,357,391
IQVIA Holdings, Inc. (b)	2,778	546,571
Laboratory Corp. of America Holdings	1,890	379,985
McKesson Corp.	5,580	2,426,463
Quest Diagnostics, Inc.	3,170	386,296
		12,261,770
HOUSEHOLD PRODUCTS - 1.2%
Church & Dwight Co., Inc.	9,850	902,556
Clorox Co. (The)	2,800	366,968
Colgate-Palmolive Co.	10,057	715,153
Procter & Gamble Co. (The)	28,600	4,171,596
		6,156,273
INDUSTRIAL SUPPORT SERVICES - 0.3%
W.W. Grainger, Inc.	2,530	1,750,355

INSTITUTIONAL FINANCIAL SERVICES - 0.4%
Intercontinental Exchange, Inc.	12,941	1,423,769

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 0.4% (Continued)
Nasdaq, Inc.	8,490	$412,529
		1,836,298
INSURANCE - 0.7%
Aon plc - Class A	1,260	408,517
Arch Capital Group Ltd. (b)	5,760	459,130
Marsh & McLennan Cos., Inc.	4,260	810,678
Progressive Corp. (The)	11,080	1,543,444
Travelers Cos., Inc. (The)	2,400	391,944
		3,613,713
INTERNET MEDIA & SERVICES - 7.3%
Alphabet, Inc. - Class A (b)	156,720	20,508,379
Alphabet, Inc. - Class C (b)	124,120	16,365,222
		36,873,601
LEISURE FACILITIES & SERVICES - 1.0%
Chipotle Mexican Grill, Inc. (b)	617	1,130,239
Hilton Worldwide Holdings, Inc.	5,110	767,420
Marriott International, Inc. - Class A	2,920	573,955
McDonald's Corp.	5,987	1,577,215
Starbucks Corp.	9,152	835,303
		4,884,132
LEISURE PRODUCTS - 0.6%
Hasbro, Inc.	45,540	3,012,016

MACHINERY - 0.7%
Deere & Co.	8,086	3,051,495
Xylem, Inc.	7,650	696,379
		3,747,874
MEDICAL EQUIPMENT & DEVICES - 4.8%
Abbott Laboratories	24,186	2,342,414
Agilent Technologies, Inc.	4,905	548,477
Baxter International, Inc.	9,940	375,136
Becton, Dickinson and Co.	2,750	710,958
Bio-Techne Corp.	10,430	709,970
Boston Scientific Corp. (b)	12,030	635,184
Cooper Cos., Inc. (The)	1,311	416,911
Danaher Corp.	17,684	4,387,400
DexCom, Inc. (b)	9,570	892,881

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.8% (Continued)
Edwards Lifesciences Corp. (b)	9,550	$661,624
IDEXX Laboratories, Inc. (a)(b)	1,700	743,359
Illumina, Inc. (b)	5,508	756,138
Intuitive Surgical, Inc. (b)	4,170	1,218,849
Medtronic plc	13,590	1,064,912
Mettler-Toledo International, Inc. (b)	1,300	1,440,491
ResMed, Inc.	4,380	647,671
Revvity, Inc.	7,880	872,316
Thermo Fisher Scientific, Inc.	10,265	5,195,835
Waters Corp. (b)	1,646	451,350
		24,071,876
OIL & GAS PRODUCERS - 4.6%
ConocoPhillips	91,320	10,940,136
ONEOK, Inc.	12,750	808,732
Pioneer Natural Resources Co.	37,050	8,504,828
Valero Energy Corp.	21,960	3,111,952
		23,365,648
OIL & GAS SERVICES & EQUIPMENT - 1.3%
Baker Hughes Co.	76,150	2,689,618
Schlumberger Ltd.	64,140	3,739,362
		6,428,980
REAL ESTATE SERVICES - 0.7%
CBRE Group, Inc. - Class A (b)	45,503	3,360,852

REITS - 1.3%
American Tower Corp.	8,562	1,408,021
Crown Castle, Inc.	9,259	852,106
Equinix, Inc.	2,277	1,653,694
Host Hotels & Resorts, Inc. (a)	46,150	741,630
Iron Mountain, Inc.	8,670	515,432
Prologis, Inc.	6,088	683,134
Public Storage	2,790	735,221
		6,589,238
RENEWABLE ENERGY - 0.2%
First Solar, Inc. (b)	4,200	678,678
SolarEdge Technologies, Inc. (a)(b)	4,540	587,975
		1,266,653

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
RETAIL - CONSUMER STAPLES - 0.8%
Costco Wholesale Corp.	3,333	$1,883,012
Dollar General Corp.	4,053	428,807
Dollar Tree, Inc. (b)	6,940	738,763
Walgreen Boots Alliance, Inc.	34,620	769,949
		3,820,531
RETAIL - DISCRETIONARY - 2.7%
AutoZone, Inc. (a)(b)	659	1,673,853
Home Depot, Inc. (The)	16,306	4,927,021
Lowe's Cos., Inc.	13,349	2,774,456
O'Reilly Automotive, Inc. (b)	1,810	1,645,037
TJX Cos., Inc. (The)	18,753	1,666,767
Tractor Supply Co. (a)	2,060	418,283
Ulta Beauty, Inc. (b)	1,070	427,411
		13,532,828
SEMICONDUCTORS - 9.0%
Advanced Micro Devices, Inc. (b)	16,796	1,726,965
Analog Devices, Inc.	4,584	802,613
Applied Materials, Inc.	22,816	3,158,875
Broadcom, Inc.	5,539	4,600,583
Lam Research Corp.	2,633	1,650,285
NVIDIA Corp.	62,256	27,080,737
NXP Semiconductors N.V.	2,220	443,822
ON Semiconductor Corp. (a)(b)	10,610	986,200
QUALCOMM, Inc.	27,400	3,043,044
Texas Instruments, Inc.	13,417	2,133,437
		45,626,561
SOFTWARE - 11.3%
Adobe, Inc. (b)	2,177	1,110,052
ANSYS, Inc. (b)	1,328	395,147
Cadence Design Systems, Inc. (b)	10,624	2,489,203
Fortinet, Inc. (b)	9,090	533,401
Intuit, Inc.	2,800	1,430,632
Microsoft Corp.	128,238	40,491,149
Oracle Corp.	37,870	4,011,190
Paycom Software, Inc.	1,910	495,206
PTC, Inc. (a)(b)	6,510	922,337
Roper Technologies, Inc.	780	377,738
ServiceNow, Inc. (b)	3,243	1,812,707

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
SOFTWARE - 11.3% (Continued)
Synopsys, Inc. (b)	6,460	$2,964,946
		57,033,708
SPECIALTY FINANCE - 0.1%
American Express Co.	2,440	364,024

STEEL - 0.1%
Nucor Corp.	3,250	508,137

TECHNOLOGY HARDWARE - 14.2%
Apple, Inc.	399,198	68,346,690
Arista Networks, Inc. (b)	7,440	1,368,439
Cisco Systems, Inc.	14,590	784,359
HP, Inc.	26,550	682,335
NetApp, Inc.	10,730	814,192
		71,996,015
TECHNOLOGY SERVICES - 6.5%
Accenture plc - Class A	17,989	5,524,602
Automatic Data Processing, Inc.	11,740	2,824,409
Broadridge Financial Solutions, Inc.	2,596	464,814
Fiserv, Inc. (b)	11,266	1,272,607
Mastercard, Inc. - Class A	22,916	9,072,674
Moody's Corp.	3,375	1,067,074
MSCI, Inc.	1,797	922,005
S&P Global, Inc.	2,494	911,332
Visa, Inc. - Class A (a)	46,423	10,677,754
		32,737,271
TRANSPORTATION & LOGISTICS - 1.4%
Alaska Air Group, Inc. (b)	17,600	652,608
CSX Corp.	22,471	690,983
Delta Air Lines, Inc.	11,420	422,540
Expeditors International of Washington, Inc.	4,770	546,785
J.B. Hunt Transport Services, Inc.	2,270	427,940
Old Dominion Freight Line, Inc.	2,950	1,206,963
Southwest Airlines Co.	17,240	466,687
Union Pacific Corp.	5,761	1,173,113
United Airlines Holdings, Inc. (b)	8,760	370,548
United Parcel Service, Inc. - Class B	7,445	1,160,452
		7,118,619

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
WHOLESALE - CONSUMER STAPLES - 0.1%
Sysco Corp.	5,970	$394,318

WHOLESALE - DISCRETIONARY - 0.2%
Copart, Inc. (b)	20,652	889,895

TOTAL COMMON STOCKS (COST $286,600,628)		$498,370,020

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (c)	3.000%	12/15/23	$200,000	$198,259
Calvert Impact Capital, Inc. (c)	1.000%	06/14/24	520,000	500,327
Calvert Impact Capital, Inc. (c)	3.000%	06/17/24	550,000	536,346
Calvert Impact Capital, Inc. (c)	3.000%	12/15/24	150,000	144,168
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	670,000	628,110
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	500,000	460,062
Calvert Impact Capital, Inc. (c)	3.000%	12/15/23	200,000	198,259
Capital Impact Partners Investment (c)	4.000%	06/15/28	750,000	678,690
Capital Impact Partners Investment (c)	5.750%	06/15/24	750,000	749,399
TOTAL CORPORATE NOTES (COST $4,690,000)				$4,494,018

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (d) (COST $1,783,677)	1,783,677	$1,783,677

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.1%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)(e) (COST $15,565,315)	15,565,315	$15,565,315

TOTAL INVESTMENTS - (COST $308,639,620) - 103.0%		$520,213,030

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0%)		(15,068,325)

NET ASSETS - 100.0%		$505,144,705

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $15,134,557.
(b)	Non-income producing security.
(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/23	12/17/18	$200,000	$198,259	0.1%
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	520,000	500,327	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	550,000	536,346	0.1%
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	150,000	144,168	0.0	%(f)
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	670,000	628,110	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	500,000	460,062	0.1%
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	750,000	678,690	0.1%
Capital Impact Partners Investment, 4.800%, 12/15/23	12/19/22	600,000	598,657	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	750,000	749,399	0.2%
		$4,690,000	$4,494,018	0.9%

(d)	The rate shown is the 7-day effective yield as of September 30, 2023.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
QuinStreet, Inc. (a)	15,700	$140,829

AEROSPACE & DEFENSE - 0.1%
Barnes Group, Inc.	6,060	205,858

APPAREL & TEXTILE PRODUCTS - 1.0%
Hanesbrands, Inc.	51,000	201,960
Kontoor Brands, Inc. (b)	4,780	209,890
Movado Group, Inc.	6,810	186,254
Oxford Industries, Inc.	3,465	333,090
Steven Madden Ltd. (b)	11,935	379,175
Wolverine World Wide, Inc. (b)	19,270	155,316
		1,465,685
ASSET MANAGEMENT - 1.1%
Artisan Partners Asset Management, Inc. - Class A	6,080	227,514
Avantax, Inc. (a)	15,340	392,397
B. Riley Financial, Inc. (b)	3,850	157,811
BrightSphere Investment Group, Inc.	7,030	136,312
Kennedy-Wilson Holdings, Inc. (b)	21,830	321,774
Virtus Investment Partners, Inc.	920	185,831
WisdomTree, Inc.	21,350	149,450
		1,571,089
AUTOMOTIVE - 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	25,710	186,655
Dana, Inc.	14,900	218,583
Dorman Products, Inc. (a)	2,970	225,007
Gentherm, Inc. (a)	4,670	253,394
Phinia Inc.	5,290	141,719
XPEL, Inc. (a)(b)	3,920	302,271
		1,327,629
BANKING - 8.4%
Ameris Bancorp	7,424	285,007
Atlantic Union Bankshares Corp.	7,690	221,318
Axos Financial, Inc. (a)(b)	8,590	325,217
Banc of California, Inc.	9,670	119,715
BancFirst Corp.	3,710	321,768
Bancorp, Inc. (The) (a)	10,190	351,555

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 8.4% (Continued)
Bank of Hawaii Corp. (b)	5,430	$269,817
BankUnited, Inc.	12,200	276,940
Banner Corp.	2,830	119,935
Berkshire Hills Bancorp, Inc.	7,000	140,350
Brookline Bancorp, Inc.	15,670	142,754
Capitol Federal Financial, Inc. (b)	21,140	100,838
Cathay General Bancorp	6,960	241,930
Central Pacific Financial Corp.	12,720	212,170
City Holding Co.	2,750	248,462
Community Bank System, Inc.	9,620	406,060
Customers Bancorp, Inc. (a)	10,660	367,237
CVB Financial Corp.	15,770	261,309
Dime Community Bancshares, Inc.	5,859	116,946
Eagle Bancorp, Inc.	4,960	106,392
FB Financial Corp.	7,386	209,467
First BanCorp.	38,970	524,536
First Bancorp/NC	5,760	162,086
First Financial Bancorp	14,970	293,412
First Hawaiian, Inc.	13,580	245,119
Fulton Financial Corp.	8,580	103,904
Hanmi Financial Corp.	9,870	160,190
Heritage Financial Corp.	8,470	138,146
Hope Bancorp, Inc.	13,410	118,678
Independent Bank Corp.	2,770	135,979
Independent Bank Group, Inc.	4,740	187,467
Lakeland Financial Corp.	3,090	146,651
National Bank Holdings Corp. - Class A	6,570	195,523
NBT Bancorp, Inc.	4,520	143,239
Northwest Bancshares, Inc.	21,190	216,774
OFG Bancorp	7,230	215,888
Pacific Premier Bancorp, Inc.	15,096	328,489
PacWest Bancorp	24,420	193,162
Park National Corp.	2,050	193,766
Pathward Financial, Inc.	6,750	311,107
Preferred Bank (b)	2,910	181,148
Provident Financial Services, Inc.	6,970	106,571
Renasant Corp.	5,600	146,664
Seacoast Banking Corp. of Florida	11,950	262,422

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
BANKING - 8.4% (Continued)
ServisFirst Bancshares, Inc.	10,670	$556,654
Simmons First National Corp. - Class A	20,420	346,323
SiriusPoint Ltd. (a)	10,500	106,785
Triumph Financial, Inc. (a)	5,040	326,542
Trustmark Corp.	12,050	261,847
United Community Banks, Inc. (b)	18,510	470,339
Veritex Holdings, Inc.	11,700	210,015
Washington Federal, Inc.	7,540	193,175
Westamerica BanCorp.	4,380	189,435
WSFS Financial Corp.	7,320	267,180
		12,484,403
BEVERAGES - 0.1%
National Beverage Corp. (a)	4,440	208,769

BIOTECH & PHARMA - 2.8%
Amphastar Pharmaceuticals, Inc. (a)	6,470	297,555
Ani Pharmaceuticals, Inc. (a)	1,780	103,347
Arcus Biosciences, Inc. (a)	10,060	180,577
Avid Bioservices, Inc. (a)	12,650	119,416
Catalyst Pharmaceutical, Inc. (a)	15,260	178,389
Certara, Inc. (a)(b)	12,320	179,133
Collegium Pharmaceutical, Inc. (a)(b)	4,870	108,845
Cytek Biosciences Inc (a)	16,020	88,430
Cytokinetics, Inc. (a)(b)	13,510	398,005
Dynavax Technologies Corp. (a)(b)	20,100	296,877
Harmony Biosciences Holdings, Inc. (a)(b)	4,600	150,742
Innoviva, Inc. (a)	11,970	155,490
Ironwood Pharmaceuticals, Inc. (a)	20,430	196,741
iTeos Therapeutics, Inc. (a)	9,220	100,959
Ligand Pharmaceuticals, Inc. (a)	2,760	165,379
Pacira BioSciences, Inc. (a)	8,940	274,279
Prestige Consumer Healthcare, Inc. (a)	6,630	379,170
REGENXBIO, Inc. (a)	11,450	188,467
Supernus Pharmaceuticals, Inc. (a)(b)	7,570	208,705
Vir Biotechnology, Inc. (a)	21,430	200,799
Xencor, Inc. (a)	8,400	169,260
		4,140,565

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
CABLE & SATELLITE - 0.1%
DISH Network Corp. - Class A (a)(b)	34,500	$202,170

CHEMICALS - 2.7%
AdvanSix, Inc.	3,580	111,267
Balchem Corp.	5,560	689,663
H.B. Fuller Co.	10,240	702,566
Ingevity Corp. (a)	4,120	196,153
Innospec, Inc.	4,330	442,526
Materion Corp.	5,040	513,626
Minerals Technologies, Inc.	3,580	196,041
Quaker Chemical Corp.	1,500	240,000
Rogers Corp. (a)(b)	3,610	474,607
Stepan Co.	1,400	104,958
WD-40 Co. (b)	1,810	367,864
		4,039,271
COMMERCIAL SUPPORT SERVICES - 2.8%
ABM Industries, Inc.	13,350	534,133
AMN Healthcare Services, Inc. (a)(b)	9,180	781,952
Brady Corp. - Class A	16,250	892,450
CorVel Corp. (a)	2,390	469,994
Cross Country Healthcare, Inc. (a)(b)	5,410	134,114
Enviri Corp. (a)	29,730	214,651
Healthcare Services Group, Inc.	12,090	126,099
Heidrick & Struggles International, Inc.	6,300	157,626
Korn Ferry	8,880	421,267
UniFirst Corp.	1,790	291,788
Viad Corp. (a)	5,500	144,100
		4,168,174
CONSUMER SERVICES - 1.0%
Adtalem Global Education, Inc. (a)	12,630	541,195
Medifast, Inc. (b)	1,780	133,233
Perdoceo Education Corp.	16,740	286,254
Strategic Education, Inc. (b)	2,550	191,887
Stride, Inc. (a)(b)	5,850	263,426
		1,415,995
CONTAINERS & PACKAGING - 0.1%
Myers Industries, Inc.	10,120	181,452

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
ELECTRIC UTILITIES - 0.7%
Avista Corp.	16,020	$518,567
Otter Tail Corp. (b)	5,850	444,132
Unitil Corp.	2,380	101,650
		1,064,349
ELECTRICAL EQUIPMENT - 2.9%
AAON, Inc.	16,545	940,914
Advanced Energy Industries, Inc. (b)	6,290	648,625
Alarm.com Holdings, Inc. (a)	7,330	448,156
Badger Meter, Inc.	6,300	906,381
Hayward Holdings Inc. (a)	7,570	106,737
Itron, Inc. (a)	2,170	131,459
OSI Systems, Inc. (a)	2,550	301,002
SPX Technologies, Inc. (a)	9,870	803,418
		4,286,692
ENGINEERING & CONSTRUCTION - 2.4%
Arcosa, Inc.	7,940	570,886
Comfort Systems USA, Inc.	5,320	906,581
Dycom Industries, Inc. (a)	4,400	391,600
Frontdoor, Inc. (a)	14,390	440,190
Granite Construction, Inc. (b)	7,530	286,291
Installed Building Products, Inc. (b)	3,410	425,875
MYR Group, Inc. (a)	2,470	332,857
NV5 Global, Inc. (a)	2,110	203,045
		3,557,325
ENTERTAINMENT CONTENT - 0.1%
AMC Networks, Inc. - Class A (a)	13,090	154,200

FOOD - 1.6%
B&G Foods, Inc. (b)	15,050	148,844
Cal-Maine Foods, Inc. (b)	5,360	259,531
Hain Celestial Group, Inc. (The) (a)	20,110	208,541
Hostess Brands, Inc. (a)	28,140	937,343
J & J Snack Foods Corp.	1,740	284,751
Simply Good Foods Co. (The) (a)(b)	3,290	113,571
TreeHouse Foods, Inc. (a)	9,670	421,419
		2,374,000
FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
Boise Cascade Co.	7,010	722,311

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
FORESTRY, PAPER & WOOD PRODUCTS - 0.6% (Continued)
Sylvamo Corp.	3,510	$154,229
		876,540
GAS & WATER UTILITIES - 1.7%
American States Water Co.	7,190	565,709
California Water Service Group	15,720	743,713
Middlesex Water Co.	7,570	501,513
SJW Group	11,270	677,440
		2,488,375
HEALTH CARE FACILITIES & SERVICES - 2.3%
Addus HomeCare Corp. (a)	2,750	234,272
Agiliti, Inc. (a)	28,560	185,354
Enhabit, Inc. (a)	17,950	201,938
Ensign Group, Inc. (The)	8,010	744,369
Fortrea Holdings Inc. (a)(b)	3,910	111,787
Fulgent Genetics, Inc. (a)	6,100	163,114
ModivCare, Inc. (a)	4,460	140,535
NeoGenomics, Inc. (a)	17,840	219,432
Owens & Minor, Inc. (a)	12,410	200,546
Pediatrix Medical Group, Inc. (a)(b)	14,540	184,803
Premier, Inc. - Class A	5,270	113,305
RadNet, Inc. (a)	11,320	319,111
Select Medical Holdings Corp.	16,840	425,547
U.S. Physical Therapy, Inc. (b)	2,080	190,798
		3,434,911
HOME & OFFICE PRODUCTS - 0.7%
HNI Corp.	7,870	272,538
iRobot Corp. (a)	3,560	134,924
MillerKnoll, Inc.	10,390	254,036
Newell Brands, Inc.	37,100	335,013
		996,511
HOME CONSTRUCTION - 3.0%
American Woodmark Corp. (a)	1,460	110,391
Cavco Industries, Inc. (a)	1,950	518,037
Century Communities, Inc.	2,300	153,594
Green Brick Partners, Inc. (a)(b)	5,000	207,550
Griffon Corp.	3,880	153,920
Interface, Inc.	37,160	364,540

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 3.0% (Continued)
LGI Homes, Inc. (a)(b)	3,980	$395,970
M/I Homes, Inc. (a)	3,510	294,980
Masterbrand Inc. (a)	15,020	182,493
MDC Holdings, Inc.	10,555	435,183
Meritage Homes Corp.	6,110	747,803
Patrick Industries, Inc.	2,420	181,645
PGT Innovations, Inc. (a)	9,950	276,112
TRI Pointe Homes, Inc. (a)	14,490	396,301
		4,418,519
HOUSEHOLD PRODUCTS - 0.5%
Central Garden & Pet Co. (a)	3,630	160,228
Edgewell Personal Care Co. (b)	3,180	117,533
Nu Skin Enterprises, Inc. - Class A	7,900	167,559
Quanex Building Products Corp. (b)	11,930	336,068
		781,388
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.4%
EnPro Industries, Inc.	3,620	438,708
Gibraltar Industries, Inc. (a)	5,860	395,608
Insteel Industries, Inc.	3,950	128,217
Mueller Industries, Inc. (b)	8,500	638,860
Proto Labs, Inc. (a)(b)	4,540	119,856
Standex International Corp.	2,030	295,751
		2,017,000
INDUSTRIAL SUPPORT SERVICES - 1.0%
Applied Industrial Technologies, Inc.	6,700	1,035,887
DXP Enterprises, Inc. (a)	5,460	190,772
Resideo Technologies, Inc. (a)	18,410	290,878
		1,517,537
INSTITUTIONAL FINANCIAL SERVICES - 0.8%
Moelis & Co. - Class A	7,690	347,050
Piper Sandler Cos.	3,730	542,006
StoneX Group, Inc. (a)	2,410	233,577
		1,122,633
INSURANCE - 3.7%
Ambac Financial Group, Inc. (a)	10,910	131,574
American Equity Investment Life Holding Co.	12,720	682,301
Assured Guaranty Ltd.	7,980	482,949
Employers Holdings, Inc.	3,240	129,438

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
INSURANCE - 3.7% (Continued)
Genworth Financial, Inc. - Class A (a)	116,460	$682,456
Goosehead Insurance, Inc. - Class A (a)(b)	3,070	228,807
Horace Mann Educators Corp.	5,960	175,105
Jackson Financial, Inc. - Class A	8,980	343,216
James River Group Holdings Ltd.	11,360	174,376
Lincoln National Corp.	22,240	549,106
Mercury General Corp.	4,640	130,059
NMI Holdings, Inc. - Class A (a)	14,340	388,471
Palomar Holdings, Inc. (a)	3,850	195,387
ProAssurance Corp.	14,110	266,538
Radian Group, Inc.	20,170	506,469
Safety Insurance Group, Inc.	1,630	111,150
Trupanion, Inc. (a)(b)	6,280	177,096
United Fire Group, Inc.	5,650	111,587
		5,466,085
INTERNET MEDIA & SERVICES - 1.0%
CarGurus, Inc. (a)	11,260	197,275
Cars.com, Inc. (a)	16,270	274,312
Shutterstock, Inc. (b)	3,610	137,361
TechTarget, Inc. (a)	4,120	125,083
TripAdvisor, Inc. (a)	14,320	237,426
Yelp, Inc. (a)	11,460	476,621
		1,448,078
LEISURE FACILITIES & SERVICES - 2.2%
Bloomin' Brands, Inc. (b)	18,470	454,177
Brinker International, Inc. (a)	7,800	246,402
Cheesecake Factory, Inc. (The)	7,530	228,159
Chuy's Holdings, Inc. (a)(b)	6,950	247,281
Cinemark Holdings, Inc. (a)	16,910	310,298
Cracker Barrel Old Country Store, Inc. (b)	4,680	314,496
Dave & Buster's Entertainment, Inc. (a)	5,970	221,308
Dine Brands Global, Inc. (b)	3,280	162,196
Jack in the Box, Inc.	2,970	205,108
Papa John's International, Inc.	3,850	262,647
Shake Shack, Inc. - Class A (a)	5,180	300,803
Six Flags Entertainment Corp. (a)	10,490	246,620
		3,199,495

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
LEISURE PRODUCTS - 0.5%
LCI Industries (b)	4,750	$557,745
Winnebago Industries, Inc. (b)	3,720	221,154
		778,899
MACHINERY - 3.4%
Alamo Group, Inc.	1,800	311,148
Astec Industries, Inc.	4,830	227,541
CIRCOR International, Inc. (a)	9,130	508,997
Enerpac Tool Group Corp.	19,940	527,014
ESCO Technologies, Inc.	2,890	301,832
Federal Signal Corp.	4,750	283,718
Franklin Electric Co., Inc.	6,300	562,149
Hillenbrand, Inc.	7,280	308,017
Ichor Holdings Ltd. (a)	8,140	252,014
John Bean Technologies Corp.	5,325	559,871
Lindsay Corp.	3,140	369,515
Stellar Bancorp, Inc.	8,879	189,300
Tennant Co.	2,040	151,266
Titan International, Inc. (a)(b)	33,750	453,263
		5,005,645
MEDICAL EQUIPMENT & DEVICES - 2.8%
Artivion, Inc. (a)	7,320	110,971
Avanos Medical, Inc. (a)	8,170	165,197
BioLife Solutions, Inc. (a)(b)	15,770	217,784
CONMED Corp.	3,920	395,332
Embecta Corp.	6,860	103,243
Glaukos Corp. (a)	7,100	534,275
Integer Holdings Corp. (a)	4,160	326,269
LeMaitre Vascular, Inc.	5,530	301,274
Merit Medical Systems, Inc. (a)	10,140	699,863
Myriad Genetics, Inc. (a)	13,280	213,011
Omnicell, Inc. (a)	2,090	94,134
OraSure Technologies, Inc. (a)	28,300	167,819
STAAR Surgical Co. (a)	8,010	321,842
Tandem Diabetes Care, Inc. (a)	9,020	187,345
Varex Imaging Corp. (a)	8,210	154,266
Vericel Corp. (a)	6,960	233,299
		4,225,924

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
METALS & MINING - 1.3%
Compass Minerals International, Inc.	3,830	$107,049
Encore Wire Corp. (b)	3,620	660,505
Haynes International, Inc.	4,750	220,970
Kaiser Aluminum Corp.	2,420	182,129
Livent Corp. (a)(b)	25,290	465,589
SunCoke Energy, Inc.	30,440	308,966
		1,945,208
OIL & GAS PRODUCERS - 1.9%
Core Laboratories, Inc. (b)	42,210	1,013,462
CVR Energy, Inc.	18,480	628,874
SM Energy Co. (b)	22,970	910,761
Talos Energy, Inc. (a)	20,310	333,896
		2,886,993
OIL & GAS SERVICES & EQUIPMENT - 1.3%
Bristow Group, Inc. (a)	34,382	968,541
Helmerich & Payne, Inc.	20,440	861,750
U.S. Silica Holdings, Inc. (a)	9,200	129,168
		1,959,459
PUBLISHING & BROADCASTING - 0.3%
John Wiley & Sons, Inc. - Class A	7,180	266,881
Scholastic Corp.	4,200	160,188
		427,069
REAL ESTATE OWNERS & DEVELOPERS - 0.1%
St. Joe Co. (The)	2,610	141,801

REAL ESTATE SERVICES - 0.5%
Anywhere Real Estate, Inc. (a)	32,900	211,547
Cushman & Wakefield plc (a)	17,860	136,093
eXp World Holdings, Inc. (b)	9,950	161,588
Marcus & Millichap, Inc.	6,930	203,326
		712,554
REITS - 6.9%
Acadia Realty Trust	10,440	149,814
Alexander & Baldwin, Inc.	13,880	232,212
American Assets Trust, Inc.	5,770	112,227
Apple Hospitality REIT, Inc. (b)	26,940	413,260
Armada Hoffler Properties, Inc.	12,440	127,386
Brandywine Realty Trust	50,190	227,863

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 6.9% (Continued)
CareTrust REIT, Inc. (b)	12,440	$255,020
Chatham Lodging Trust	14,320	137,042
Community Healthcare Trust, Inc.	4,290	127,413
DiamondRock Hospitality Co. (b)	28,340	227,570
Douglas Emmett, Inc. (b)	25,910	330,612
Easterly Government Properties, Inc.	9,670	110,528
Elme Communities	7,590	103,528
Essential Properties Realty Trust, Inc. (b)	18,920	409,240
Four Corners Property Trust, Inc.	8,360	185,508
Franklin BSP Realty Trust, Inc.	21,422	283,627
Getty Realty Corp.	4,160	115,357
Global Net Lease, Inc. (b)	26,490	254,569
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11,130	235,956
Highwoods Properties, Inc.	13,520	278,647
Hudson Pacific Properties, Inc. (b)	23,360	155,344
Innovative Industrial Properties, Inc. (b)	4,430	335,174
JBG SMITH Properties (b)	11,590	167,591
LTC Properties, Inc.	3,650	117,275
LXP Industrial Trust	32,120	285,868
Macerich Co. (The)	33,280	363,085
NexPoint Residential Trust, Inc.	6,700	215,606
Outfront Media, Inc. (b)	24,990	252,399
Pebblebrook Hotel Trust (b)	16,060	218,255
Phillips Edison & Co., Inc. (b)	13,700	459,498
Retail Opportunity Investments Corp.	14,970	185,329
RPT Realty	19,470	205,603
Safehold, Inc. (b)	9,118	162,300
Saul Centers, Inc. (b)	3,420	120,623
Service Properties Trust (b)	28,860	221,933
SITE Centers Corp.	25,140	309,976
SL Green Realty Corp. (b)	17,480	652,004
Summit Hotel Properties, Inc.	23,710	137,518
Sunstone Hotel Investors, Inc.	12,360	115,566
Tanger Factory Outlet Centers, Inc. (b)	16,810	379,906
Uniti Group, Inc.	35,680	168,410

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
REITS - 6.9% (Continued)
Urban Edge Properties (b)	13,970	$213,182
Veris Residential, Inc.	13,500	222,750
Xenia Hotel & Resorts, Inc. (b)	18,240	214,867
		10,197,441
RENEWABLE ENERGY - 0.3%
Green Plains, Inc. (a)(b)	7,060	212,506
SunPower Corp. (a)(b)	28,580	176,339
		388,845
RETAIL - CONSUMER STAPLES - 0.4%
PriceSmart, Inc.	2,650	197,240
SpartanNash Co.	18,290	402,380
		599,620
RETAIL - DISCRETIONARY - 6.3%
Abercrombie & Fitch Co. - Class A (a)	13,550	763,813
Academy Sports & Outdoors, Inc. (b)	16,030	757,738
Advance Auto Parts, Inc.	6,200	346,766
American Eagle Outfitters, Inc.	24,760	411,264
America's Car-Mart, Inc. (a)(b)	1,540	140,125
Asbury Automotive Group, Inc. (a)(b)	3,100	713,217
Boot Barn Holdings, Inc. (a)	4,560	370,226
Buckle, Inc. (The) (b)	5,380	179,638
Caleres, Inc. (b)	10,210	293,640
Chico's FAS, Inc. (a)(b)	40,780	305,034
Ethan Allen Interiors, Inc. (b)	12,700	379,730
Foot Locker, Inc. (b)	12,600	218,610
GMS, Inc. (a)	7,050	450,988
Group 1 Automotive, Inc. (b)	3,050	819,566
Guess?, Inc. (b)	9,260	200,386
Hibbett, Inc. (b)	5,140	244,201
La-Z-Boy, Inc. (b)	6,970	215,234
MarineMax, Inc. (a)(b)	4,440	145,721
Mister Car Wash, Inc. (a)(b)	23,690	130,532
Monro, Inc. (b)	5,420	150,513
National Vision Holdings, Inc. (a)(b)	13,350	216,003
ODP Corp. (The) (a)(b)	7,677	354,294
Sally Beauty Holdings, Inc. (a)(b)	15,060	126,203
Shoe Carnival, Inc.	9,820	235,975
Signet Jewelers Ltd.	5,740	412,189

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 6.3% (Continued)
Sleep Number Corp. (a)	5,410	$133,032
Sonic Automotive, Inc. - Class A (b)	2,100	100,296
Urban Outfitters, Inc. (a)	10,750	351,418
Victoria's Secret & Co. (a)	8,400	140,112
		9,306,464
SEMICONDUCTORS - 4.2%
Axcelis Technologies, Inc. (a)	5,580	909,819
CEVA, Inc. (a)	9,810	190,216
Cohu, Inc. (a)	7,270	250,379
CTS Corp.	6,010	250,857
Diodes, Inc. (a)	6,230	491,173
FormFactor, Inc. (a)	11,450	400,063
Kulicke & Soffa Industries, Inc. (b)	9,850	479,005
MaxLinear, Inc. (a)	8,610	191,572
Onto Innovation, Inc. (a)	8,127	1,036,355
Photronics, Inc. (a)	16,690	337,305
Rambus, Inc. (a)	16,495	920,256
Semtech Corp. (a)(b)	4,490	115,618
SiTime Corp. (a)(b)	1,000	114,250
SMART Global Holdings, Inc. (a)	4,650	113,228
Ultra Clean Holdings, Inc. (a)(b)	7,450	221,042
Veeco Instruments, Inc. (a)	8,620	242,308
		6,263,446
SOFTWARE - 4.0%
Adeia, Inc.	14,711	157,114
Agilysys, Inc. (a)	6,190	409,530
Apollo Medical Holdings, Inc. (a)	6,870	211,940
Avid Technology, Inc. (a)	9,070	243,711
Cerence, Inc. (a)	6,920	140,960
Digi International, Inc. (a)	11,930	322,110
Digital Turbine, Inc. (a)(b)	32,740	198,077
Donnelley Financial Solutions, Inc. (a)	6,550	368,634
DoubleVerify Holdings, Inc. (a)	15,840	442,728
Ebix, Inc. (b)	15,700	155,116
NextGen Healthcare, Inc. (a)	13,380	317,507
PDF Solutions, Inc. (a)	9,190	297,756
Privia Health Group, Inc. (a)	9,310	214,130
Progress Software Corp.	6,410	337,038

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
SOFTWARE - 4.0% (Continued)
Schrodinger, Inc. (a)	6,200	$175,274
Simulations Plus, Inc.	4,350	181,395
SPS Commerce, Inc. (a)	5,620	958,828
Veradigm, Inc. (a)	13,450	176,733
Verra Mobility Corp. (a)(b)	24,480	457,776
Xperi, Inc. (a)	14,004	138,080
		5,904,437
SPECIALTY FINANCE - 3.3%
Apollo Commercial Real Estate Finance, Inc.	20,490	207,564
Arbor Realty Trust, Inc. (b)	24,230	367,811
ARMOUR Residential REIT, Inc. (a)(b)	33,710	143,267
Blackstone Mortgage Trust, Inc. - Class A (b)	25,030	544,402
Bread Financial Holdings, Inc. (b)	3,590	122,778
Deluxe Corp.	6,430	121,463
Ellington Financial, Inc. (b)	15,050	187,673
Encore Capital Group, Inc. (a)	3,150	150,444
Enova International, Inc. (a)	7,260	369,316
Invesco Mortgage Capital, Inc.	11,176	111,872
KKR Real Estate Finance Trust, Inc.	13,750	163,213
Mr. Cooper Group, Inc. (a)	12,710	680,748
Navient Corp.	6,380	109,864
New York Mortgage Trust, Inc.	22,582	191,721
PennyMac Mortgage Investment Trust	14,450	179,180
PRA Group, Inc. (a)	6,530	125,441
Ready Capital Corp. (b)	19,700	199,167
Redwood Trust, Inc. (b)	19,810	141,245
Stewart Information Services Corp.	2,460	107,748
Two Harbors Investment Corp. (b)	10,280	136,107
Walker & Dunlop, Inc. (b)	4,340	322,202
World Acceptance Corp. (a)	1,310	166,449
		4,849,675
STEEL - 1.1%
ATI, Inc. (a)	21,650	890,897
Carpenter Technology Corp.	6,590	442,914
TimkenSteel Corp. (a)	17,280	375,322
		1,709,133
TECHNOLOGY HARDWARE - 4.3%
3D Systems Corp. (a)	37,770	185,451

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 4.3% (Continued)
A10 Networks, Inc.	15,220	$228,757
ADTRAN Holdings, Inc.	13,980	115,055
Arlo Technologies, Inc. (a)	33,990	350,097
Benchmark Electronics, Inc.	8,080	196,021
Clearfield, Inc. (a)	3,590	102,889
Extreme Networks, Inc. (a)	29,990	726,058
Fabrinet (a)	6,420	1,069,700
Harmonic, Inc. (a)(b)	29,630	285,337
InterDigital, Inc. (b)	6,470	519,153
Knowles Corp. (a)	18,120	268,357
NetScout Systems, Inc. (a)	7,500	210,150
Pitney Bowes, Inc.	38,260	115,545
Plexus Corp. (a)	4,900	455,602
Sanmina Corp. (a)	13,090	710,525
Sonos, Inc. (a)	8,600	111,026
TTM Technologies, Inc. (a)	28,760	370,429
Viavi Solutions, Inc. (a)	24,360	222,650
Xerox Holdings Corp.	7,040	110,458
		6,353,260
TECHNOLOGY SERVICES - 2.0%
CSG Systems International, Inc.	3,400	173,808
EVERTEC, Inc.	10,810	401,916
Green Dot Corp. - Class A (a)	12,290	171,200
Insight Enterprises, Inc. (a)(b)	6,620	963,210
LiveRamp Holdings, Inc. (a)	10,470	301,955
Payoneer Global, Inc. (a)	34,870	213,056
Perficient, Inc. (a)	4,700	271,942
Sabre Corp. (a)	54,990	246,905
TTEC Holdings, Inc.	7,670	201,107
		2,945,099
TELECOMMUNICATIONS - 0.5%
Cogent Communications Holdings, Inc.	5,100	315,690
Gogo, Inc. (a)	12,910	154,016
Lumen Technologies, Inc. (a)(b)	92,910	131,932
Telephone and Data Systems, Inc.	6,380	116,818
		718,456
TRANSPORTATION & LOGISTICS - 2.5%
Allegiant Travel Co.	2,520	193,687

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
TRANSPORTATION & LOGISTICS - 2.5% (Continued)
ArcBest Corp. (b)	6,890	$700,368
Forward Air Corp.	4,570	314,142
Hub Group, Inc. - Class A (a)	9,370	735,920
Marten Transport Ltd.	18,180	358,328
Matson, Inc.	6,440	571,357
RXO, Inc. (a)	6,260	123,510
SkyWest, Inc. (a)	10,660	447,080
Sun Country Airlines Holdings, Inc. (a)	14,580	216,367
		3,660,759
TRANSPORTATION EQUIPMENT - 0.5%
Greenbrier Cos., Inc. (The)	6,020	240,800
Trinity Industries, Inc.	8,880	216,228
Wabash National Corp. (b)	15,190	320,813
		777,841
WHOLESALE - CONSUMER STAPLES - 0.9%
Andersons, Inc. (The)	20,960	1,079,649
Chefs' Warehouse, Inc. (The) (a)	3,960	83,873
United Natural Foods, Inc. (a)	9,370	132,492
		1,296,014
WHOLESALE - DISCRETIONARY - 1.5%
ePlus, Inc. (a)	4,560	289,651
G-III Apparel Group Ltd. (a)	9,060	225,775
Leslie's, Inc. (a)(b)	23,260	131,652
OPENLANE, Inc. (a)	12,030	179,488
ScanSource, Inc. (a)	23,700	718,347
Veritiv Corp.	3,640	614,796
		2,159,709

TOTAL COMMON STOCKS (COST $116,431,640)		$145,969,278

RIGHTS - 0.0% (c)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
OmniAb, Inc. (a)(d)(e) (Cost $0)	2,092	$1,455

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (d)	3.000%	12/15/23	$330,000	$327,127
Calvert Impact Capital, Inc. (d)	1.000%	06/14/24	100,000	96,217
Calvert Impact Capital, Inc. (d)	3.000%	06/17/24	60,000	58,510
Calvert Impact Capital, Inc. (d)	3.000%	12/15/24	90,000	86,501
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	150,000	140,622
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	280,000	257,635
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	180,000	162,886
Capital Impact Partners Investment (d)	5.750%	06/15/24	180,000	179,856
TOTAL CORPORATE NOTES (COST $1,370,000)				$1,309,354

MONEY MARKET FUNDS - 0.6%	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (f) (COST $931,753)	931,753	$931,753

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 21.9%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (f)(g) (COST $32,447,814)	32,447,814	$32,447,814

TOTAL INVESTMENTS - (COST $151,181,207) - 122.0%		$180,659,654

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.0%)		(32,660,391)

NET ASSETS - 100.0%		$147,999,263

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $30,709,018.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 3.000%, 12/15/23	12/17/18	$330,000	$327,127	0.2%
Calvert Impact Capital, Inc., 1.000%, 06/14/24	06/15/21	100,000	96,217	0.1%
Calvert Impact Capital, Inc., 3.000%, 06/17/24	06/17/19	60,000	58,510	0.0	%(c)
Calvert Impact Capital, Inc., 3.000%, 12/15/24	12/12/19	90,000	86,501	0.1%
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	150,000	140,622	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	257,635	0.2%
Calvert Impact Capital, Inc., 4.000% 06/15/28	06/15/23	180,000	162,886	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/24	06/20/23	180,000	179,856	0.1%
OmniAb, Inc.	11/02/22	-	1,455	0.0	%(c)
		$1,370,000	$1,310,809	0.9%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $1,455 as of September 30,2023, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2023.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2023 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 69.9%
Praxis Impact Bond Fund - Class I	1,862,695	$16,559,362

EQUITY FUND - 30.1%
Praxis Growth Index Fund - Class I	64,365	2,227,668
Praxis International Index Fund - Class I	183,092	2,122,037
Praxis Small Cap Index Fund - Class I	60,414	591,454
Praxis Value Index Fund - Class I	136,260	2,191,068
		7,132,227
TOTAL AFFILIATED MUTUAL FUNDS (Cost $22,679,192)		$23,691,589

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (b) (COST $6,380)	6,380	$6,380

TOTAL INVESTMENTS - (COST $22,685,572) - 100.0%		$23,697,969

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(6,378)

NET ASSETS - 100.0%		$23,691,591

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2023 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 39.9%
Praxis Impact Bond Fund - Class I	3,762,518	$33,448,789

EQUITY FUND - 60.1%
Praxis Growth Index Fund - Class I	393,779	13,628,682
Praxis International Index Fund - Class I	1,290,798	14,960,354
Praxis Small Cap Index Fund - Class I	852,756	8,348,484
Praxis Value Index Fund - Class I	833,747	13,406,653
		50,344,173
TOTAL AFFILIATED MUTUAL FUNDS (Cost $68,442,482)		$83,792,962

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (b) (COST $1,308)	1,308	$1,308

TOTAL INVESTMENTS - (COST $68,443,790) - 100.0%		$83,794,270

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(34,008)

NET ASSETS - 100.0%		$83,760,262

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2023 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 19.9%
Praxis Impact Bond Fund - Class I	2,100,988	$18,677,785

EQUITY FUND - 80.1%
Praxis Growth Index Fund - Class I	563,570	19,505,141
Praxis International Index Fund - Class I	1,920,041	22,253,275
Praxis Small Cap Index Fund - Class I	1,429,373	13,993,561
Praxis Value Index Fund - Class I	1,193,553	19,192,337
		74,944,314
TOTAL AFFILIATED MUTUAL FUNDS (Cost $71,223,235)		$93,622,099

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 5.26% (b) (COST $934)	934	$934

TOTAL INVESTMENTS - (COST $71,224,169) - 100.0%		$93,623,033

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(35,705)

NET ASSETS - 100.0%		$93,587,328

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.